September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Multi-Sector Income Trust (BIT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AGL Core CLO Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.79%, 07/20/37(a)(b)	USD	1,626	$ 1,632,393
AIMCO CLO Ltd., Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 6.72%, 04/16/37(a)(b)		500	503,620
Anchorage Capital CLO Ltd.(a)(b)
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 5.87%, 04/28/37		919	922,599
Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 8.11%, 04/28/37		250	251,668
Apidos CLO XVIII-R(a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.66%, 01/22/38		1,450	1,455,991
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 01/22/38		870	874,376
Argent Securities Trust, Series 2006-W5, Class A1, (1- mo. Term SOFR + 0.41%), 4.57%, 06/25/36(a)		3,591	2,384,454
Atrium XV, Series 15A, Class D1R, (3-mo. CME Term SOFR + 3.30%), 7.62%, 07/16/37(a)(b)		550	553,087
Ballyrock CLO Ltd.(a)(b)
Series 2020-14AR, Class DR, (3-mo. CME Term SOFR + 5.85%), 10.18%, 07/20/37		250	250,852
Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 01/20/38		250	250,875
Barings CLO Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.41%), 7.73%, 07/15/34(a)(b)		250	250,729
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1-mo. Term SOFR + 0.39%), 4.55%, 11/25/36(a)		588	584,401
BlueMountain CLO Ltd., Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 5.51%, 10/25/30(a)(b)		522	522,352
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.59%, 10/20/30(a)(b)		851	851,422
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.92%, 04/15/37(a)(b)		1,000	1,007,223
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.40%, 07/18/34(a)(b)		2,500	2,501,251
Carlyle Global Market Strategies CLO Ltd., Series 2015- 1A, Class AR3, (3-mo. CME Term SOFR + 1.24%), 5.57%, 07/20/31(a)(b)		486	486,399
Carrington Mortgage Loan Trust(a)
Series 2006-FRE2, Class A2, (1-mo. Term SOFR + 0.23%), 4.39%, 10/25/36		2,487	1,905,884
Series 2006-FRE2, Class A5, (1-mo. Term SOFR + 0.19%), 4.35%, 03/25/35		5,122	3,924,157
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 5.35%, 04/20/32(a)(b)		961	961,442
C-BASS Trust, Series 2006-CB7, Class A4, (1-mo. Term SOFR + 0.43%), 4.59%, 10/25/36(a)		3,578	2,477,130
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.13%, 04/20/35(a)(b)		400	401,088
CIFC Funding Ltd.(a)(b)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.78%, 04/21/37		700	704,948
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/18/38		1,160	1,163,480
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.(a)(b) (continued)
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 01/18/38	USD	1,450	$ 1,456,003
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 7.68%, 07/15/36		500	501,390
Series 2022-7A, Class ER, (3-mo. CME Term SOFR + 5.35%), 9.68%, 01/22/38		500	506,305
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36		292	168,058
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		171	172,288
CWABS Asset-Backed Certificates Trust, Series 2006- 26, Class 1A, (1-mo. Term SOFR + 0.39%), 4.55%, 06/25/37(a)		414	390,039
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1-mo. Term SOFR + 0.25%), 4.40%, 01/15/37(a)		265	255,516
Dryden Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.68%, 01/15/31(a)(b)		77	77,621
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39(b)		3,800	3,761,921
Fremont Home Loan Trust(a)
Series 2006-A, Class 2A3, (1-mo. Term SOFR + 0.43%), 4.59%, 05/25/36		3,778	2,445,142
Series 2006-D, Class 2A3, (1-mo. Term SOFR + 0.41%), 4.57%, 11/25/36		5,776	2,002,521
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.41%, 10/20/34(a)(b)		250	250,201
GoodLeap Home Improvement Solutions Trust, Series 2025-1A, Class B, 6.27%, 02/20/49(b)		199	203,563
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class C, 5.55%, 10/27/59(b)		100	101,008
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1-mo. Term SOFR + 0.45%), 4.61%, 04/25/37(a)		2,925	2,078,727
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, (1-mo. Term SOFR + 0.43%), 4.59%, 08/25/36(a)		4,661	1,847,602
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/65(b)		198	200,231
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.83%, 04/18/37(a)(b)		1,450	1,457,697
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 10.84%, 04/19/33(a)(b)		500	500,857
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 6.27%, 04/15/37(a)(b)		875	879,078
Mariner Finance Issuance Trust, Series 2024-AA, Class E, 9.02%, 09/22/36(b)		470	487,892
Mastr Asset Backed Securities Trust, Series 2006-HE2, Class A3, (1-mo. Term SOFR + 0.41%), 4.57%, 06/25/36(a)		6,568	2,200,028
Navient Education Loan Trust, Series 2025-A, Class B, 5.32%, 07/15/55(b)		667	672,733
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(b)		124	122,288

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Nelnet Student Loan Trust, Series 2025-BA, Class D, 6.04%, 05/17/55(b)	USD	471	$ 474,294
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.83%, 01/20/37(a)(b)		250	249,635
OCP CLO Ltd.(a)(b)
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.67%, 11/26/37		590	591,769
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.66%, 01/21/38		1,000	1,003,018
Octagon 55 Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.23%, 03/20/38(a)(b)(c)		1,000	1,000,000
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.98%, 01/25/31(a)(b)		250	250,450
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 7.34%, 01/22/30(a)(b)		500	500,887
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. CME Term SOFR + 5.80%), 10.13%, 01/20/31(a)(b)		250	240,042
Palmer Square CLO Ltd., Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.97%, 01/15/38(a)(b)		810	814,244
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3- mo. CME Term SOFR + 1.65%), 5.97%, 01/25/38(a)(b)		1,700	1,704,471
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/15/38(a)(b)		850	851,828
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(c)		1,110	1,075,368
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		3,466	1,354,699
Republic Finance Issuance Trust11/20/34(b)(d)		1,015	1,014,774
Rockford Tower CLO Ltd.(a)(b)
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.43%, 10/15/29		500	500,012
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.72%, 01/15/38		1,914	1,922,095
RR Ltd.(a)(b)
Series 2021-16A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.69%, 07/15/36		1,000	1,001,783
Series 2022-24A, Class A2R2, (3-mo. CME Term SOFR + 1.70%), 6.02%, 01/15/37		1,000	1,003,540
Sagard-Halseypoint CLO Ltd., Series 2025-10A, Class A1, 10/20/38(a)(b)(d)		1,000	1,000,000
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(b)		168	171,955
SMB Private Education Loan Trust, Series 2021-A, Class B, 2.31%, 01/15/53(b)		131	128,321
SoFi Personal Loan Term
Series 2023-1A, Class A, 6.00%, 11/12/30(b)		75	76,495
Series 2024-1, Class R1, 0.00%, 02/12/31		10	158,260
Series 2024-1A, Class A, 6.06%, 02/12/31(b)		231	232,364
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54(b)		293	296,830
Symphony CLO XV Ltd., Series 2014-15A, Class AR3, (3-mo. CME Term SOFR + 1.34%), 5.62%, 01/17/32(a)(b)		263	263,213
Security		Par (000)	Value
Asset-Backed Securities (continued)
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 5.51%, 07/15/30(a)(b)	USD	874	$ 875,021
Trestles CLO IV Ltd., Series 2021-4A, Class B1, (3-mo. CME Term SOFR + 1.96%), 6.29%, 07/21/34(a)(b)		1,000	1,003,030
Trestles CLO Ltd., Series 2017-1A, Class D1RR, (3-mo. CME Term SOFR + 3.15%), 7.47%, 07/25/37(a)(b)		250	252,249
Trimaran CAVU Ltd., Series 2023-1, Class E, (3-mo. CME Term SOFR + 8.94%), 13.27%, 07/20/36(a)(b)		500	501,626
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(e)	GBP	35	48,832
Upgrade Master Pass-Thru Trust, Series 2025-ST4, Class A, 5.50%, 08/16/32(b)	USD	187	188,281
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(b)		309	310,004
Voya Ltd., Series 2012-4A, Class A1R3, (3-mo. CME Term SOFR + 1.26%), 5.58%, 10/15/30(a)(b)		84	83,811
WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE3, Class 2A3, (1-mo. Term SOFR + 0.35%), 4.51%, 05/25/37(a)		4,934	4,384,461
Warwick Capital CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.69%, 01/20/38(a)(b)		250	250,855
Whetstone Park CLO Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.19%, 01/20/35(a)(b)		275	275,308
Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.30%, 06/25/55(b)		725	692,088
Total Asset-Backed Securities — 9.5% (Cost: $82,778,227)			76,306,443

	Shares
Common Stocks
Capital Markets — 0.0%
Wom New Holdco(c)(f)	485	11,155
Health Care Providers & Services — 0.0%
Quorum Restructuring Equity(f)	3,969	2,977
Real Estate Management & Development — 0.0%
ADLER Group SA(c)(f)	33,367	—
Total Common Stocks — 0.0% (Cost: $14,065)		14,132

		Par (000)
Corporate Bonds
Advertising Agencies — 1.1%
Clear Channel Outdoor Holdings, Inc.(b)
7.75%, 04/15/28(g)	USD	493	492,104
7.50%, 06/01/29(g)		1,033	1,003,263
7.88%, 04/01/30(g)		1,088	1,142,428
7.13%, 02/15/31		1,192	1,232,113
7.50%, 03/15/33		2,792	2,919,229
CMG Media Corp., 8.88%, 06/18/29(b)		245	225,013
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Advertising Agencies (continued)
Lamar Media Corp.
4.00%, 02/15/30	USD	53	$ 50,739
5.38%, 11/01/33(b)		317	314,668
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		648	636,135
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		120	119,397
4.25%, 01/15/29		326	313,120
4.63%, 03/15/30(g)		122	117,253
7.38%, 02/15/31		332	350,241
Stagwell Global LLC, 5.63%, 08/15/29(b)		129	125,313
			9,041,016
Aerospace & Defense — 2.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		442	455,006
ATI, Inc.
5.88%, 12/01/27		157	157,300
4.88%, 10/01/29		129	126,828
7.25%, 08/15/30		444	466,060
5.13%, 10/01/31		350	344,443
Bombardier, Inc.(b)
6.00%, 02/15/28		683	684,727
8.75%, 11/15/30		531	572,626
7.25%, 07/01/31		205	217,307
7.00%, 06/01/32		403	421,209
6.75%, 06/15/33		460	480,037
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)		2,200	2,238,720
Goat Holdco LLC, 6.75%, 02/01/32(b)		279	285,975
Lockheed Martin Corp., 5.70%, 11/15/54		451	465,304
Northrop Grumman Corp., 4.75%, 06/01/43		680	629,454
RTX Corp., 4.35%, 04/15/47		700	599,476
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		621	654,049
9.75%, 11/15/30		531	583,991
TransDigm, Inc.(b)
6.75%, 08/15/28		848	864,162
6.38%, 03/01/29		1,979	2,023,331
6.63%, 03/01/32		2,013	2,072,474
6.00%, 01/15/33		1,177	1,190,045
6.38%, 05/31/33		1,795	1,815,181
6.25%, 01/31/34		263	270,474
6.75%, 01/31/34		3,471	3,588,872
			21,207,051
Air Freight & Logistics(b) — 0.1%
Rand Parent LLC, 8.50%, 02/15/30		312	324,188
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		155	163,220
			487,408
Automobile Components — 1.0%
American Axle & Manufacturing, Inc.(b)(d)
10/15/32		229	228,613
10/15/33		239	240,863
Aptiv Swiss Holdings Ltd., 5.40%, 03/15/49		280	256,029
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.75%, 05/15/28		1,058	1,081,368
6.75%, 02/15/30		488	504,109
4.75%, 06/15/31	EUR	380	454,546
6.75%, 09/15/32	USD	2,006	2,050,453
Dana, Inc.
4.25%, 09/01/30		119	117,851
4.50%, 02/15/32		182	179,208
Security		Par (000)	Value
Automobile Components (continued)
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	USD	151	$ 158,399
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		81	78,220
6.63%, 07/15/30		225	228,298
5.25%, 04/30/31		18	17,010
5.63%, 04/30/33		137	127,467
IHO Verwaltungs GmbH, (7.00% PIK), 7.00%, 11/15/31(e)(h)	EUR	100	127,085
Mahle GmbH, 6.50%, 05/02/31(e)		100	121,532
Qnity Electronics, Inc.(b)
5.75%, 08/15/32	USD	378	380,883
6.25%, 08/15/33		294	300,229
Schaeffler AG(e)
4.25%, 04/01/28	EUR	100	119,329
4.75%, 08/14/29		100	120,557
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	527	527,962
ZF Europe Finance BV, 7.00%, 06/12/30(e)	EUR	100	121,870
ZF Finance GmbH, 2.00%, 05/06/27(e)		100	114,174
			7,656,055
Automobiles — 1.4%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	22	21,731
5.00%, 02/15/32(b)		40	38,409
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)		200	195,811
10.38%, 03/31/29(e)	GBP	100	130,770
Carvana Co.(b)(h)
(9.00% PIK), 9.00%, 06/01/30	USD	927	970,126
(9.00% PIK), 9.00%, 06/01/31		1,890	2,139,463
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		264	280,684
Ford Motor Credit Co. LLC, 6.95%, 06/10/26		1,250	1,266,249
General Motors Co., 6.25%, 10/02/43(g)		2,194	2,231,147
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 08/15/29(b)		200	211,000
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		114	116,626
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		257	251,796
8.25%, 08/01/31		258	272,862
Lithia Motors, Inc., 5.50%, 10/01/30(b)		237	236,704
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(b)		677	677,231
Nissan Motor Co. Ltd.
5.25%, 07/17/29(e)	EUR	100	119,651
7.75%, 07/17/32(b)	USD	279	295,255
6.38%, 07/17/33(b)	EUR	200	241,749
8.13%, 07/17/35(b)	USD	1,269	1,362,265
RCI Banque SA(a)(e)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37	EUR	100	119,454
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		100	123,496
Renault SA, 3.88%, 09/30/30(e)		100	117,227
Wabash National Corp., 4.50%, 10/15/28(b)	USD	199	184,636
			11,604,342
Banks — 0.2%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(e)	EUR	100	120,900
Bangkok Bank PCL/Hong Kong, 5.30%, 09/21/28(b)	USD	200	204,874
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)		200	200,435

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(e)	EUR	100	$ 126,302
Standard Chartered PLC, (5-year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)(g)	USD	500	500,885
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		195	199,416
			1,352,812
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(g)		2,000	1,873,660
Biotechnology — 0.1%
Amgen, Inc., 4.95%, 10/01/41		250	236,321
Gilead Sciences, Inc., 4.15%, 03/01/47(g)		700	590,546
			826,867
Building Materials — 1.5%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(b)		304	316,400
Builders FirstSource, Inc.(b)
6.38%, 03/01/34		77	79,318
6.75%, 05/15/35		234	244,327
CP Atlas Buyer, Inc., 9.75%, 07/15/30(b)		92	96,352
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(b)	EUR	205	251,447
6.38%, 12/15/30(e)		100	122,657
6.63%, 12/15/30(b)	USD	3,248	3,338,778
6.75%, 07/15/31(b)		299	310,558
Jeld-Wen, Inc.(b)
4.88%, 12/15/27		309	301,540
7.00%, 09/01/32(g)		280	236,454
JH North America Holdings, Inc.(b)
5.88%, 01/31/31		325	329,977
6.13%, 07/31/32		429	439,414
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		103	102,049
9.75%, 07/15/28		208	208,462
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32		1,754	1,816,870
6.75%, 03/01/33		432	449,148
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28		42	42,013
8.88%, 11/15/31		323	341,070
Standard Building Solutions, Inc.(b)
6.50%, 08/15/32		776	796,192
6.25%, 08/01/33		855	866,444
Standard Industries, Inc.
2.25%, 11/21/26(e)	EUR	96	111,930
4.75%, 01/15/28(b)	USD	6	5,948
4.38%, 07/15/30(b)		297	284,758
3.38%, 01/15/31(b)		125	113,196
Wilsonart LLC, 11.00%, 08/15/32(b)		475	462,388
			11,667,690
Building Products — 0.6%
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		21	21,286
Lowe’s Cos., Inc., 2.80%, 09/15/41		400	289,629
Park River Holdings, Inc., 03/15/31(b)(d)		251	254,181
QXO Building Products, Inc., 6.75%, 04/30/32(b)		1,855	1,920,660
White Cap Buyer LLC, 6.88%, 10/15/28(b)		2,336	2,329,061
			4,814,817
Capital Markets — 1.0%
Apollo Debt Solutions BDC
5.88%, 08/30/30(b)		220	223,860
6.70%, 07/29/31		250	264,953
Security		Par (000)	Value
Capital Markets (continued)
Apollo Debt Solutions BDC (continued)
6.55%, 03/15/32(b)	USD	60	$ 62,963
ARES Strategic Income Fund
5.60%, 02/15/30		159	160,552
5.80%, 09/09/30(b)		300	304,864
5.15%, 01/15/31(b)		239	236,154
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		95	95,486
Blackstone Private Credit Fund, 6.00%, 11/22/34		761	779,300
Blue Owl Capital Corp., 6.20%, 07/15/30		655	673,537
Blue Owl Capital Corp. II, 8.45%, 11/15/26		140	145,034
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		278	256,619
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		401	410,671
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34		257	261,556
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)		72	74,958
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		991	974,100
9.75%, 01/15/29		219	221,026
4.38%, 02/01/29(g)		158	136,387
10.00%, 11/15/29(b)		323	324,427
Jane Street Group/JSG Finance, Inc.(b)
6.13%, 11/01/32		105	106,424
6.75%, 05/01/33		181	187,993
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(i)		396	458,568
Osaic Holdings, Inc.(b)
6.75%, 08/01/32		174	179,713
8.00%, 08/01/33		547	566,909
Raymond James Financial, Inc., 4.95%, 07/15/46		400	369,220
SURA Asset Management SA, 6.35%, 05/13/32(b)		200	213,500
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(b)(h)(i)		255	227,392
			7,916,166
Chemicals — 2.2%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)		404	357,139
Avient Corp., 6.25%, 11/01/31(b)		227	230,524
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)		358	374,547
Celanese U.S. Holdings LLC, 6.75%, 04/15/33(g)		245	243,966
Chemours Co.
5.38%, 05/15/27		435	434,641
5.75%, 11/15/28(b)		1,057	1,030,971
8.00%, 01/15/33(b)		484	481,418
Element Solutions, Inc., 3.88%, 09/01/28(b)		2,068	2,004,165
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(e)	EUR	100	118,293
HB Fuller Co., 4.25%, 10/15/28	USD	90	87,514
Herens Holdco SARL, 4.75%, 05/15/28(b)		271	237,420
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(b)		1,200	1,182,136
Itelyum Regeneration SpA, 5.75%, 04/15/30(e)	EUR	100	119,447
Kronos International, Inc., Series SEP, 9.50%, 03/15/29(e)		100	123,724
Mativ Holdings, Inc., 8.00%, 10/01/29(b)	USD	195	193,062
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		209	212,651
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		218	213,641
OCP SA, 7.50%, 05/02/54(b)		200	221,938
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(e)	EUR	100	123,137
9.75%, 11/15/28(b)	USD	1,086	1,139,757
6.25%, 10/01/29(b)(g)		400	388,398
7.25%, 06/15/31(b)		1,105	1,120,221
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Olympus Water U.S. Holding Corp. (continued)
02/15/33(b)(d)	USD	1,689	$ 1,690,759
Sherwin-Williams Co., 3.80%, 08/15/49		310	237,290
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		586	573,552
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(b)		566	567,870
WR Grace Holdings LLC(b)
4.88%, 06/15/27		170	168,946
5.63%, 08/15/29(g)		3,178	2,953,944
7.38%, 03/01/31		354	361,012
6.63%, 08/15/32		659	651,606
			17,843,689
Commercial Services & Supplies — 4.0%
ADT Security Corp.(b)
4.88%, 07/15/32		117	113,308
10/15/33(d)		687	687,000
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.38%, 05/21/30(e)	EUR	100	121,792
7.00%, 05/21/30(b)	USD	1,353	1,399,408
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)(g)		4,040	4,235,923
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.00%, 06/01/29(g)		2,367	2,326,889
6.88%, 06/15/30		1,510	1,552,023
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		2,247	2,202,969
4.88%, 06/01/28(e)	GBP	100	131,479
BCP V Modular Services Finance II PLC, 6.50%, 07/10/31(e)	EUR	100	109,762
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	USD	799	809,414
Boels Topholding BV, 5.75%, 05/15/30(e)	EUR	100	121,765
Brink’s Co.(b)
6.50%, 06/15/29	USD	208	214,053
6.75%, 06/15/32		313	325,565
Deluxe Corp., 8.13%, 09/15/29(b)		170	177,517
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(e)(j)		200	200,036
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		177	189,167
FTAI Aviation Investors LLC(b)
5.50%, 05/01/28		652	652,104
7.88%, 12/01/30		937	995,700
7.00%, 05/01/31		1,682	1,759,470
7.00%, 06/15/32		754	789,078
5.88%, 04/15/33		582	585,650
Garda World Security Corp.(b)
4.63%, 02/15/27		484	480,328
7.75%, 02/15/28		474	485,899
6.00%, 06/01/29		86	85,262
8.25%, 08/01/32		704	729,761
8.38%, 11/15/32		2,075	2,153,905
Herc Holdings, Inc.(b)
6.63%, 06/15/29		170	174,676
7.00%, 06/15/30		529	549,486
7.25%, 06/15/33		522	544,917
Hertz Corp., 12.63%, 07/15/29(b)		195	206,729
ION Platform Finance SARL, 09/30/30(d)	EUR	100	117,405
Loxam SAS, 6.38%, 05/31/29(e)		90	109,444
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)(g)	USD	217	216,810
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)		1,503	1,540,372
Service Corp. International
3.38%, 08/15/30		13	12,045
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Service Corp. International (continued)
4.00%, 05/15/31	USD	503	$ 474,251
5.75%, 10/15/32		1,065	1,078,928
Sotheby’s, 7.38%, 10/15/27(b)		1,016	1,013,137
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		490	446,479
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)		520	519,438
Verisure Holding AB, 9.25%, 10/15/27(e)	EUR	80	96,338
Veritiv Operating Co., 10.50%, 11/30/30(b)	USD	221	237,183
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		1,053	1,109,462
			32,082,327
Communications Equipment(b) — 0.1%
CommScope LLC, 4.75%, 09/01/29(g)		1,114	1,106,848
Viavi Solutions, Inc., 3.75%, 10/01/29		67	63,170
			1,170,018
Construction & Engineering — 0.4%
AECOM, 6.00%, 08/01/33(b)		954	975,360
Arcosa, Inc.(b)
4.38%, 04/15/29		477	463,828
6.88%, 08/15/32		40	41,780
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		1,501	1,496,216
Heathrow Finance PLC, 4.13%, 09/01/29(e)(k)	GBP	100	125,039
IHS Holding Ltd., 6.25%, 11/29/28(b)	USD	200	200,375
			3,302,598
Consumer Discretionary — 0.6%
Amber Finco PLC, 6.63%, 07/15/29(e)	EUR	100	123,399
APi Group DE, Inc.(b)
4.13%, 07/15/29	USD	168	161,920
4.75%, 10/15/29		128	125,480
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.52%, 05/01/30(a)(e)	EUR	100	118,132
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28	USD	1,412	1,358,842
4.88%, 07/01/29(g)		1,271	1,201,131
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)		436	448,063
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		49	50,120
6.63%, 04/15/30		693	713,281
7.38%, 10/01/31		335	349,855
			4,650,223
Consumer Finance — 1.9%
Block, Inc.
2.75%, 06/01/26		534	526,985
5.63%, 08/15/30(b)		466	472,141
6.50%, 05/15/32		2,510	2,597,865
6.00%, 08/15/33(b)		716	733,213
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)		1,606	1,703,796
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(a)(b)		55	56,476
ION Platform Finance U.S., Inc., 09/30/32(b)(d)		1,613	1,603,966
Navient Corp.
9.38%, 07/25/30		148	163,580
7.88%, 06/15/32		695	731,319
OneMain Finance Corp.
6.63%, 05/15/29		438	450,207
5.38%, 11/15/29		251	248,154
7.88%, 03/15/30		362	383,052
6.13%, 05/15/30		447	452,670
4.00%, 09/15/30		231	214,727
7.50%, 05/15/31		162	169,349
7.13%, 11/15/31		141	146,215

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
OneMain Finance Corp. (continued)
6.75%, 03/15/32	USD	431	$ 438,982
7.13%, 09/15/32		296	305,779
6.50%, 03/15/33		1,183	1,184,869
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)
6.75%, 08/15/32(g)		1,062	1,097,992
5.50%, 05/15/33	EUR	365	446,207
Shift4 Payments, Inc., 0.00%, 12/15/25(i)(l)	USD	219	224,694
WEX, Inc., 6.50%, 03/15/33(b)		518	529,025
			14,881,263
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, 03/15/33(b)		258	263,857
B&M European Value Retail SA, 6.50%, 11/27/31(e)	GBP	100	136,252
Bellis Acquisition Co. PLC, 8.00%, 07/01/31(e)	EUR	104	123,917
Boots Group Finco LP(b)
5.38%, 08/31/32		495	597,866
7.38%, 08/31/32	GBP	215	294,567
BRF GmbH, 4.35%, 09/29/26(e)	USD	200	198,394
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		214	225,161
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.64%, 07/01/29(a)(e)	EUR	100	118,712
Market Bidco Finco PLC, 6.75%, 01/31/31(e)		100	115,935
Ocado Group PLC, 11.00%, 06/15/30(e)	GBP	100	135,122
Performance Food Group, Inc.(b)
4.25%, 08/01/29	USD	383	372,041
6.13%, 09/15/32		428	438,405
U.S. Foods, Inc.(b)
4.75%, 02/15/29		191	188,144
7.25%, 01/15/32		346	362,242
United Natural Foods, Inc., 6.75%, 10/15/28(b)		334	333,973
			3,904,588
Containers & Packaging — 2.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27		400	399,904
3.25%, 09/01/28		200	190,004
4.00%, 09/01/29(g)		2,000	1,851,033
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(e)	EUR	343	392,461
4.13%, 08/15/26(b)(c)		1,324	1,271,040
Ball Corp.
4.25%, 07/01/32	EUR	295	354,248
5.50%, 09/15/33	USD	268	270,881
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		558	564,356
6.88%, 01/15/30		627	643,182
8.75%, 04/15/30		1,024	1,051,897
6.75%, 04/15/32		1,646	1,688,566
Crown Americas LLC, 5.88%, 06/01/33(b)		743	750,513
Fedrigoni SpA, 6.13%, 06/15/31(e)	EUR	100	116,702
Graphic Packaging International LLC, 2.63%, 02/01/29(e)		195	221,652
LABL, Inc.(b)
5.88%, 11/01/28	USD	91	70,507
9.50%, 11/01/28		632	536,908
8.63%, 10/01/31		310	227,736
Security		Par (000)	Value
Containers & Packaging (continued)
Magnera Corp., 7.25%, 11/15/31(b)	USD	183	$ 172,199
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27(g)		4,853	4,900,574
9.25%, 04/15/27		328	328,750
OI European Group BV
6.25%, 05/15/28(b)	EUR	150	181,758
5.25%, 06/01/29(e)		100	120,847
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	USD	51	50,906
Sealed Air Corp.(b)
4.00%, 12/01/27		98	96,176
5.00%, 04/15/29		77	76,570
6.50%, 07/15/32		48	49,714
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(b)		28	29,381
Silgan Holdings, Inc., 4.25%, 02/15/31(b)	EUR	415	489,197
Trivium Packaging Finance BV
6.63%, 07/15/30(b)		115	141,930
6.63%, 07/15/30(e)		110	135,760
8.25%, 07/15/30(b)	USD	200	213,349
12.25%, 01/15/31(b)		200	216,468
			17,805,169
Distributors(b) — 0.1%
Gates Corp./DE, 6.88%, 07/01/29		344	356,952
Resideo Funding, Inc.
4.00%, 09/01/29		77	73,551
6.50%, 07/15/32(g)		495	507,328
			937,831
Diversified REITs — 0.9%
American Tower Corp., 2.30%, 09/15/31(g)		1,000	883,558
Digital Realty Trust LP, 1.88%, 11/15/29(b)(i)		109	114,450
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		353	340,130
Iron Mountain, Inc.
5.25%, 07/15/30(b)		31	30,658
5.63%, 07/15/32(b)		89	88,525
6.25%, 01/15/33(b)		647	659,950
4.75%, 01/15/34(b)	EUR	285	335,342
4.75%, 01/15/34(e)		104	122,371
Millrose Properties, Inc.(b)
6.38%, 08/01/30	USD	742	754,606
6.25%, 09/15/32		834	836,180
SBA Communications Corp., 3.13%, 02/01/29(g)		651	608,888
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		2,320	2,443,424
			7,218,082
Diversified Telecommunication Services — 4.3%
Altice Financing SA(b)
5.00%, 01/15/28		200	155,500
5.75%, 08/15/29		800	602,000
AT&T, Inc., 4.35%, 06/15/45(g)		2,656	2,244,057
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		400	420,562
Corning, Inc., 4.38%, 11/15/57(g)		1,915	1,586,294
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(h)		2,625	2,706,146
10.75%, 11/30/29		1,780	1,958,539
eircom Finance DAC, 5.00%, 04/30/31(e)	EUR	100	120,255
Eutelsat SA, 1.50%, 10/13/28(e)		100	110,064
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Fibercop SpA
4.75%, 06/30/30(e)	EUR	100	$ 119,253
5.13%, 06/30/32(e)		100	119,332
6.00%, 09/30/34(b)	USD	897	854,986
7.20%, 07/18/36(b)		358	360,641
Frontier Communications Holdings LLC
5.88%, 10/15/27(b)		405	404,755
5.00%, 05/01/28(b)		1,139	1,136,438
6.75%, 05/01/29(b)		151	152,506
5.88%, 11/01/29		241	243,593
6.00%, 01/15/30(b)		319	322,752
8.75%, 05/15/30(b)		1,802	1,882,450
8.63%, 03/15/31(b)		331	348,960
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(e)	EUR	117	139,038
Level 3 Financing, Inc.(b)
3.63%, 01/15/29	USD	83	71,833
4.88%, 06/15/29		1,474	1,385,237
4.50%, 04/01/30		674	615,563
3.88%, 10/15/30		155	135,330
4.00%, 04/15/31		73	63,168
6.88%, 06/30/33		2,675	2,726,477
7.00%, 03/31/34(g)		3,696	3,759,975
Lorca Telecom Bondco SA, 5.75%, 04/30/29(e)	EUR	100	122,185
Lumen Technologies, Inc.(b)
4.13%, 04/15/30	USD	259	253,420
10.00%, 10/15/32		283	285,934
Maya SAS/Paris France
5.38%, 04/15/30(e)	EUR	100	119,913
8.50%, 04/15/31(b)	USD	850	911,619
7.00%, 04/15/32(b)		944	962,695
Sable International Finance Ltd., 7.13%, 10/15/32(b)		857	868,163
SoftBank Group Corp.(e)
5.25%, 10/10/29	EUR	100	121,057
3.88%, 07/06/32		100	111,751
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	520	576,052
Verizon Communications, Inc.
4.50%, 08/10/33		500	492,767
3.00%, 11/20/60(g)		1,250	757,234
Windstream Services LLC, 10/15/33(b)(d)		533	532,856
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		2,006	2,077,968
Zayo Group Holdings, Inc.(b)(d)
03/09/30		900	861,861
09/09/30		337	319,563
			34,120,742
Electric Utilities — 1.4%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(e)		210	198,268
Alpha Generation LLC, 6.75%, 10/15/32(b)		440	454,208
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(e)	EUR	100	122,184
6.38%, 02/15/32(b)	USD	290	297,230
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		600	623,244
Duke Energy Corp., 4.80%, 12/15/45(g)		1,500	1,336,924
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(j)		3,000	2,912,610
Enel Finance International NV, 3.63%, 05/25/27(b)(g)		1,250	1,239,075
Minejesa Capital BV, 5.63%, 08/10/37(b)		200	198,800
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)		169	167,494
Pike Corp., 8.63%, 01/31/31(b)		117	125,511
Security		Par (000)	Value
Electric Utilities (continued)
Public Power Corp. SA, 4.63%, 10/31/31(e)	EUR	100	$ 120,915
SCC Power PLC, (4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(b)(h)	USD	88	53,235
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)		137	141,435
Virginia Electric and Power Co., 6.35%, 11/30/37(g)		750	825,478
Vistra Operations Co. LLC(b)
7.75%, 10/15/31		480	507,932
6.88%, 04/15/32		438	458,094
XPLR Infrastructure Operating Partners LP(b)
3.88%, 10/15/26		86	84,766
8.38%, 01/15/31(g)		1,010	1,058,480
			10,925,883
Electronic Equipment, Instruments & Components(b) — 0.4%
Coherent Corp., 5.00%, 12/15/29(g)		547	539,454
Imola Merger Corp., 4.75%, 05/15/29		353	343,336
Sensata Technologies, Inc.
4.38%, 02/15/30		810	781,776
3.75%, 02/15/31		26	23,995
6.63%, 07/15/32		500	517,389
WESCO Distribution, Inc.
6.63%, 03/15/32		197	204,726
6.38%, 03/15/33		353	365,930
Zebra Technologies Corp., 6.50%, 06/01/32		184	188,982
			2,965,588
Energy Equipment & Services — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		113	113,005
6.25%, 04/01/28		770	771,065
6.63%, 09/01/32		639	655,475
Kodiak Gas Services LLC(b)
7.25%, 02/15/29		685	710,800
6.50%, 10/01/33		447	455,124
6.75%, 10/01/35		873	896,358
Oceaneering International, Inc., 6.00%, 02/01/28		92	93,138
OEG Finance PLC, 7.25%, 09/27/29(e)	EUR	100	122,709
Star Holding LLC, 8.75%, 08/01/31(b)	USD	783	776,896
Tidewater, Inc., 9.13%, 07/15/30(b)		280	300,286
USA Compression Partners LP/USA Compression Finance Corp.(b)
7.13%, 03/15/29		509	524,944
6.25%, 10/01/33(g)		1,335	1,340,107
Weatherford International Ltd.(b)
8.63%, 04/30/30		632	646,063
10/15/33(d)		760	760,529
			8,166,499
Entertainment(b) — 0.1%
Flutter Treasury DAC, 5.88%, 06/04/31		800	812,016
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30		274	254,741
			1,066,757
Environmental, Maintenance & Security Service — 0.7%
Clean Harbors, Inc., 6.38%, 02/01/31(b)		53	54,274
GFL Environmental, Inc.(b)
4.00%, 08/01/28		567	553,551
4.38%, 08/15/29		519	506,341
6.75%, 01/15/31		444	464,611
Luna 1.5 SARL(h)
(10.50% PIK), 10.50%, 07/01/32(b)	EUR	145	176,413

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Luna 1.5 SARL(h) (continued)
(10.50% PIK), 10.50%, 07/01/32(e)	EUR	100	$ 121,664
Madison IAQ LLC(b)
4.13%, 06/30/28	USD	320	312,307
5.88%, 06/30/29		726	717,215
Reworld Holding Corp., 4.88%, 12/01/29(b)		181	170,225
Waste Pro USA, Inc., 7.00%, 02/01/33(b)		1,900	1,968,014
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		174	181,430
			5,226,045
Financial Services — 3.7%
Ally Financial, Inc., Series B, (5-year CMT + 3.87%), 4.70%(a)(j)		3,000	2,921,783
Azorra Finance Ltd.(b)
7.75%, 04/15/30		223	233,871
7.25%, 01/15/31		155	161,400
BNP Paribas SA, (5-year CMT + 4.90%), 7.75%(a)(b)(j)		3,000	3,176,676
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(b)		373	374,373
Deutsche Bank AG/New York, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(g)		815	855,863
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		220	231,479
9.13%, 05/15/31		517	549,856
8.38%, 04/01/32		264	276,712
GGAM Finance Ltd.(b)
7.75%, 05/15/26		58	58,145
8.00%, 06/15/28		177	187,346
6.88%, 04/15/29		341	353,621
5.88%, 03/15/30		281	284,864
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		469	483,595
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)		415	400,967
JPMorgan Chase & Co.(a)(g)
(1-day SOFR + 1.13%), 5.00%, 07/22/30		3,000	3,077,230
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29		2,250	2,220,359
Midcap Financial Issuer Trust(b)
6.50%, 05/01/28		200	198,630
5.63%, 01/15/30		400	377,164
Morgan Stanley, (1-day SOFR + 1.26%), 5.66%, 04/18/30(a)(g)		3,000	3,132,644
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		101	101,000
6.50%, 08/01/29		456	467,805
5.13%, 12/15/30(g)		269	271,367
5.75%, 11/15/31		170	171,785
7.13%, 02/01/32(g)		916	956,124
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		266	282,305
7.13%, 11/15/30		319	332,163
6.88%, 05/15/32		376	389,610
6.75%, 02/15/34		831	847,691
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)		989	1,052,211
PRA Group Europe Holding II SARL, 6.25%, 09/30/32(e)	EUR	100	115,673
Rocket Cos., Inc.(b)
6.13%, 08/01/30	USD	1,704	1,748,849
6.38%, 08/01/33		1,351	1,394,386
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26		333	326,183
3.88%, 03/01/31		74	69,104
Security		Par (000)	Value
Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b) (continued)
4.00%, 10/15/33	USD	35	$ 31,965
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(h)	EUR	100	30,336
UBS AG/Stamford CT, 5.00%, 07/09/27(g)	USD	900	915,145
UWM Holdings LLC(b)
6.63%, 02/01/30		550	559,506
6.25%, 03/15/31		417	415,014
			30,034,800
Food Products — 1.1%
Aramark Services, Inc., 5.00%, 02/01/28(b)		492	489,680
B&G Foods, Inc., 8.00%, 09/15/28(b)		118	114,332
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(h)		1,692	1,793,230
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28		1,198	1,184,621
7.63%, 07/01/29		1,528	1,593,318
Darling Global Finance BV
4.50%, 07/15/32(b)	EUR	250	296,338
4.50%, 07/15/32(e)		100	118,535
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	USD	84	84,803
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31		25	26,383
9.63%, 09/15/32		117	126,312
Irca SpA/Gallarate, (3-mo. EURIBOR + 3.75%), 5.76%, 12/15/29(a)(e)	EUR	100	118,251
Lamb Weston Holdings, Inc.(b)
4.13%, 01/31/30	USD	368	353,362
4.38%, 01/31/32(g)		516	487,683
Post Holdings, Inc.(b)
4.63%, 04/15/30		397	382,713
4.50%, 09/15/31		42	39,239
6.25%, 02/15/32		130	133,650
6.38%, 03/01/33		758	765,056
6.25%, 10/15/34		326	328,713
Premier Foods Finance PLC, 3.50%, 10/15/26(e)	GBP	100	133,242
			8,569,461
Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42	USD	500	448,051
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)		568	577,169
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)		1,558	1,610,550
Union Pacific Corp., 3.20%, 05/20/41		275	215,615
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		291	301,205
			3,152,590
Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc.
2.63%, 11/01/25(e)	EUR	115	135,406
4.63%, 07/15/28(b)(g)	USD	624	613,802
3.88%, 11/01/29(b)		31	29,480
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		1,440	1,500,750
Insulet Corp., 6.50%, 04/01/33(b)		187	194,411
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		233	243,653
			2,717,502
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)(g)		168	174,416
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		1,233	1,213,452
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)	USD	55	$ 51,225
CHS/Community Health Systems, Inc.(b)
6.00%, 01/15/29		633	614,415
5.25%, 05/15/30		2,571	2,325,840
4.75%, 02/15/31		601	519,714
10.88%, 01/15/32(g)		691	731,836
9.75%, 01/15/34		1,200	1,229,400
Concentra Health Services, Inc., 6.88%, 07/15/32(b)		522	542,035
DaVita, Inc.(b)
6.88%, 09/01/32		237	244,829
6.75%, 07/15/33		231	238,207
Ephios Subco 3 SARL, 7.88%, 01/31/31(e)	EUR	100	124,986
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	USD	115	108,898
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		200	190,016
HealthEquity, Inc., 4.50%, 10/01/29(b)		559	542,020
IQVIA, Inc., 6.25%, 06/01/32(b)		1,220	1,254,332
LifePoint Health, Inc.(b)
9.88%, 08/15/30		193	209,007
11.00%, 10/15/30		949	1,045,947
8.38%, 02/15/32		260	277,084
10.00%, 06/01/32		961	1,009,011
Medline Borrower LP(b)
3.88%, 04/01/29		888	856,426
5.25%, 10/01/29		2,001	1,983,698
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		557	571,150
Molina Healthcare, Inc., 6.25%, 01/15/33(b)		328	331,644
Northwell Healthcare, Inc., 4.26%, 11/01/47		686	562,182
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		152	158,080
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		259	271,955
Star Parent, Inc., 9.00%, 10/01/30(b)		1,423	1,504,386
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(g)		2,000	2,054,492
Tenet Healthcare Corp., 6.75%, 05/15/31		1,097	1,135,701
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		403	412,665
UnitedHealth Group, Inc., 3.95%, 10/15/42(g)		750	629,409
			23,118,458
Health Care REITs — 0.3%
Diversified Healthcare Trust, 7.25%, 10/15/30(b)		182	184,972
MPT Operating Partnership LP/MPT Finance Corp.
7.00%, 02/15/32(b)	EUR	355	435,512
7.00%, 02/15/32(e)		100	122,680
8.50%, 02/15/32(b)	USD	1,370	1,455,710
			2,198,874
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		295	304,114
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		158	160,356
RHP Hotel Properties LP/RHP Finance Corp.(b)
4.50%, 02/15/29		142	139,263
6.50%, 04/01/32		1,028	1,056,877
6.50%, 06/15/33		371	382,089
Service Properties Trust
0.00%, 09/30/27(b)(l)		1,115	982,906
8.63%, 11/15/31(b)		1,753	1,866,408
8.88%, 06/15/32		604	607,394
XHR LP, 6.63%, 05/15/30(b)		156	160,286
			5,659,693
Security		Par (000)	Value
Hotels, Restaurants & Leisure — 3.9%
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 5.99%, 07/18/30(a)(e)	EUR	100	$ 112,255
Boyne USA, Inc., 4.75%, 05/15/29(b)	USD	397	389,494
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		69	67,347
4.38%, 01/15/28		58	56,990
4.00%, 10/15/30		771	726,608
Caesars Entertainment, Inc.(b)
7.00%, 02/15/30(g)		1,631	1,677,659
6.50%, 02/15/32		882	899,629
Carnival Corp.(b)
5.88%, 06/15/31		366	375,056
5.75%, 08/01/32		706	718,481
6.13%, 02/15/33		1,133	1,161,366
Carnival PLC, 4.13%, 07/15/31(b)	EUR	535	635,851
Churchill Downs, Inc.(b)
4.75%, 01/15/28	USD	374	369,015
5.75%, 04/01/30		1,073	1,072,033
6.75%, 05/01/31		508	520,626
Essendi SA, 5.50%, 11/15/31(e)	EUR	100	120,896
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29	USD	412	392,116
6.75%, 01/15/30		172	161,410
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)		1,081	1,068,932
Hilton Domestic Operating Co., Inc.(b)
6.13%, 04/01/32		195	200,466
5.88%, 03/15/33		571	582,875
5.75%, 09/15/33		185	187,470
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		213	218,617
7.50%, 09/01/31		110	114,395
6.25%, 10/01/33		449	449,763
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)		439	447,468
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		352	288,455
Melco Resorts Finance Ltd.(b)
5.75%, 07/21/28		200	199,900
5.38%, 12/04/29		1,000	976,950
7.63%, 04/17/32		544	569,840
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)		600	517,021
MGM China Holdings Ltd.
5.88%, 05/15/26(e)		250	249,845
7.13%, 06/26/31(b)		200	211,000
MGM Resorts International, 6.13%, 09/15/29		428	435,617
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)		342	355,352
NCL Corp. Ltd.(b)
5.88%, 01/15/31		587	586,978
6.75%, 02/01/32		430	442,226
6.25%, 09/15/33		1,531	1,538,924
Pinewood Finco PLC, 6.00%, 03/27/30(e)	GBP	100	135,265
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	148	79,920
5.88%, 09/01/31		214	110,331
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		185	194,203
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		225	228,000
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 10/15/30(b)(d)		213	214,899

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Sabre GLBL, Inc.(b)
8.63%, 06/01/27	USD	232	$ 235,322
10.75%, 11/15/29(g)		663	640,722
11.13%, 07/15/30		530	513,279
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(b)		303	287,347
Station Casinos LLC(b)
4.63%, 12/01/31		354	333,933
6.63%, 03/15/32		222	228,048
TUI AG, 5.88%, 03/15/29(e)	EUR	100	121,972
Vail Resorts, Inc.(b)
5.63%, 07/15/30	USD	278	279,738
6.50%, 05/15/32		479	495,262
Viking Cruises Ltd.(b)
5.88%, 09/15/27		308	308,118
7.00%, 02/15/29		66	66,334
9.13%, 07/15/31		708	759,911
10/15/33(d)		919	919,645
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		206	205,823
Voyager Parent LLC, 9.25%, 07/01/32(b)		414	437,801
Warnermedia Holdings, Inc., 5.05%, 03/15/42		2,672	2,133,111
Wynn Macau Ltd.
5.63%, 08/26/28(b)		1,163	1,160,686
5.63%, 08/26/28(e)		200	199,602
5.13%, 12/15/29(b)		610	596,671
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		958	959,477
7.13%, 02/15/31(g)		275	295,995
6.25%, 03/15/33		283	287,381
			31,527,722
Household Durables — 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 04/01/30		185	175,136
6.88%, 08/01/33		188	189,612
Beazer Homes USA, Inc., 5.88%, 10/15/27		74	73,954
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		874	832,898
4.88%, 02/15/30		656	615,223
Century Communities, Inc., 6.63%, 09/15/33(b)		411	414,600
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		151	156,656
Empire Communities Corp., 9.75%, 05/01/29(b)		67	70,251
K Hovnanian Enterprises, Inc.(b)
8.00%, 04/01/31		801	821,372
8.38%, 10/01/33		716	734,080
LGI Homes, Inc.(b)
8.75%, 12/15/28		116	121,779
7.00%, 11/15/32		291	284,140
Meritage Homes Corp., 1.75%, 05/15/28(i)		521	533,224
New Home Co., Inc., 9.25%, 10/01/29(b)		296	310,810
Newell Brands, Inc., 8.50%, 06/01/28(b)		272	287,704
Scotts Miracle-Gro Co.
4.50%, 10/15/29		64	62,179
4.38%, 02/01/32		15	13,850
Somnigroup International, Inc., 3.88%, 10/15/31(b)		66	60,447
STL Holding Co. LLC, 8.75%, 02/15/29(b)		158	165,571
Whirlpool Corp.
6.13%, 06/15/30		109	109,854
6.50%, 06/15/33		238	237,510
			6,270,850
Security		Par (000)	Value
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30	USD	159	$ 151,027
Independent Power and Renewable Electricity Producers(b) — 0.8%
Calpine Corp.
4.50%, 02/15/28		10	9,958
5.13%, 03/15/28(g)		567	567,289
5.00%, 02/01/31		88	87,743
Clearway Energy Operating LLC, 4.75%, 03/15/28		53	52,360
Lightning Power LLC, 7.25%, 08/15/32		126	133,398
NRG Energy, Inc.
5.75%, 07/15/29		260	260,311
6.00%, 02/01/33		1,038	1,054,163
01/15/34(d)		916	915,065
6.25%, 11/01/34		847	868,252
01/15/36(d)		2,444	2,444,351
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(j)		240	245,486
			6,638,376
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33(b)		169	173,458
Axon Enterprise, Inc., 6.25%, 03/15/33(b)		142	146,160
Enpro, Inc., 6.13%, 06/01/33(b)		219	223,827
Maxam Prill SARL, 6.00%, 07/15/30(e)	EUR	100	119,192
			662,637
Insurance — 5.0%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(b)	USD	163	167,839
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		2,111	2,075,951
6.75%, 10/15/27(g)		1,210	1,212,606
5.88%, 11/01/29		2,099	2,088,054
7.00%, 01/15/31		1,268	1,310,133
7.38%, 10/01/32(g)		1,960	2,019,648
AmWINS Group, Inc.(b)
6.38%, 02/15/29		182	185,700
4.88%, 06/30/29		147	142,868
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(b)		460	470,877
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		339	353,787
Ardonagh Finco Ltd.
6.88%, 02/15/31(e)	EUR	375	455,071
7.75%, 02/15/31(b)	USD	2,329	2,437,040
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		3,053	3,209,601
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40		250	272,656
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(b)
7.25%, 02/15/31		2,200	2,265,056
8.13%, 02/15/32		1,761	1,827,034
HUB International Ltd.(b)(g)
7.25%, 06/15/30		4,105	4,281,126
7.38%, 01/31/32		6,447	6,713,513
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		903	948,701
6.88%, 10/01/33		996	990,779
Nassau Cos., of New York, 7.88%, 07/15/30(b)		131	133,792
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)(g)		4,270	4,441,304
Ryan Specialty LLC(b)
4.38%, 02/01/30		163	157,928
5.88%, 08/01/32		445	449,978
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)	USD	700	$ 580,826
Unipol Assicurazioni SpA, 4.90%, 05/23/34(e)	EUR	100	123,629
USI, Inc., 7.50%, 01/15/32(b)(g)	USD	777	814,823
			40,130,320
Interactive Media & Services — 0.2%
iliad SA, 4.25%, 01/09/32(e)	EUR	100	118,042
Prosus NV, 4.03%, 08/03/50(e)	USD	304	212,992
Snap, Inc.(b)
6.88%, 03/01/33(g)		637	651,077
6.88%, 03/15/34		715	723,674
			1,705,785
Internet Software & Services(b) — 0.5%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.00%, 05/01/28		514	499,544
9.00%, 08/01/29		200	209,000
Cablevision Lightpath LLC
3.88%, 09/15/27		418	405,812
5.63%, 09/15/28		401	394,454
Getty Images, Inc., 11.25%, 02/21/30		243	232,048
ION Trading Technologies SARL, 9.50%, 05/30/29		400	422,470
Match Group Holdings II LLC
4.13%, 08/01/30		262	247,457
3.63%, 10/01/31		64	58,005
6.13%, 09/15/33		468	472,111
Rakuten Group, Inc.
11.25%, 02/15/27		283	306,728
9.75%, 04/15/29		474	532,996
			3,780,625
IT Services — 0.8%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(e)	EUR	100	119,264
Amentum Holdings, Inc., 7.25%, 08/01/32(b)	USD	343	356,160
Atos SE(e)(k)
5.20%, 12/18/30	EUR	59	65,325
9.36%, 12/18/29		54	72,405
CA Magnum Holdings, 5.38%, 10/31/26(b)	USD	728	724,451
CACI International, Inc., 6.38%, 06/15/33(b)		464	478,639
Fair Isaac Corp.(b)
4.00%, 06/15/28		112	108,925
6.00%, 05/15/33		1,640	1,660,407
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)		1,161	1,215,615
Insight Enterprises, Inc., 6.63%, 05/15/32(b)		195	199,933
KBR, Inc., 4.75%, 09/30/28(b)		204	201,750
McAfee Corp., 7.38%, 02/15/30(b)		576	534,293
Science Applications International Corp.(b)
4.88%, 04/01/28		239	236,581
5.88%, 11/01/33		533	533,166
			6,506,914
Machinery — 0.9%
Chart Industries, Inc.(b)
7.50%, 01/01/30		742	772,225
9.50%, 01/01/31		102	109,279
Esab Corp., 6.25%, 04/15/29(b)		138	141,768
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)(g)		170	144,925
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)(g)		1,602	1,674,396
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 5.78%, 04/15/29(a)(e)	EUR	100	118,492
Security		Par (000)	Value
Machinery (continued)
Manitowoc Co., Inc., 9.25%, 10/01/31(b)	USD	175	$ 183,612
Terex Corp.(b)
5.00%, 05/15/29		42	41,362
6.25%, 10/15/32		253	257,730
TK Elevator Midco GmbH, 4.38%, 07/15/27(e)	EUR	372	437,237
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	2,566	2,556,927
Vertiv Group Corp., 4.13%, 11/15/28(b)		687	670,841
			7,108,794
Media — 4.0%
Allwyn Entertainment Financing U.K. PLC, 4.13%, 02/15/31(e)	EUR	100	114,035
Cable One, Inc.(i)
0.00%, 03/15/26(l)	USD	114	111,037
1.13%, 03/15/28		1,148	979,818
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.38%, 06/01/29		76	75,493
6.38%, 09/01/29		1,243	1,260,074
4.75%, 03/01/30		229	219,741
4.25%, 02/01/31		632	582,218
7.38%, 03/01/31		2,275	2,347,311
4.75%, 02/01/32		41	37,915
4.50%, 06/01/33		51	45,342
4.25%, 01/15/34(g)		3,382	2,923,952
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 05/01/47		3,000	2,593,001
Cinemark USA, Inc., 7.00%, 08/01/32(b)		101	104,975
CSC Holdings LLC(b)
5.50%, 04/15/27		606	575,172
5.38%, 02/01/28		800	701,348
11.25%, 05/15/28		1,317	1,219,223
11.75%, 01/31/29		883	742,554
Directv Financing LLC, 8.88%, 02/01/30(b)		841	830,674
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)(g)		647	646,274
DISH DBS Corp.(b)
5.25%, 12/01/26		1,405	1,380,545
5.75%, 12/01/28		1,201	1,151,327
DISH Network Corp., 11.75%, 11/15/27(b)		2,070	2,190,592
Gray Media, Inc.(b)
10.50%, 07/15/29		296	320,050
9.63%, 07/15/32		574	586,420
7.25%, 08/15/33		1,046	1,036,536
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		580	347,283
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)(g)		412	409,274
Midcontinent Communications, 8.00%, 08/15/32(b)		932	960,242
Odeon Finco PLC, 12.75%, 11/01/27(b)		400	414,300
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)(g)		889	912,354
Sirius XM Radio LLC(b)
3.13%, 09/01/26		50	49,310
5.00%, 08/01/27		983	978,280
4.00%, 07/15/28		96	92,762
Sunrise FinCo I BV, 4.88%, 07/15/31(b)		794	756,404
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(e)(h)	EUR	110	87,224
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	400	397,658
Univision Communications, Inc.(b)
8.00%, 08/15/28		850	880,787
8.50%, 07/31/31		488	503,929

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Univision Communications, Inc.(b) (continued)
9.38%, 08/01/32	USD	1,649	$ 1,757,285
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(e)	GBP	100	138,994
VZ Secured Financing BV, 5.25%, 01/15/33(e)	EUR	100	117,400
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	USD	295	267,392
Ziggo BV, 4.88%, 01/15/30(b)		217	204,817
			32,051,322
Metals & Mining — 2.0%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)		364	370,447
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	190,732
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		312	330,345
11.50%, 10/01/31		1,160	1,288,327
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		250	241,024
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		1,014	1,014,397
Carpenter Technology Corp., 7.63%, 03/15/30		463	475,791
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(b)		563	573,734
Constellium SE(b)
5.63%, 06/15/28		250	249,624
3.75%, 04/15/29(g)		1,492	1,419,614
6.38%, 08/15/32		422	431,368
First Quantum Minerals Ltd.(b)
9.38%, 03/01/29		892	943,558
8.00%, 03/01/33		265	279,680
7.25%, 02/15/34		253	260,653
Glencore Funding LLC, 6.14%, 04/01/55(b)		600	627,243
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		351	347,069
4.50%, 06/01/31		1,209	1,139,519
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31(b)		200	213,558
New Gold, Inc., 6.88%, 04/01/32(b)		415	434,681
Novelis Corp.(b)
4.75%, 01/30/30(g)		618	595,545
6.88%, 01/30/30		605	627,369
3.88%, 08/15/31		1,169	1,065,763
6.38%, 08/15/33		1,230	1,242,713
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(e)	EUR	300	342,913
Rio Tinto Finance USA PLC, 4.13%, 08/21/42	USD	400	347,225
Samarco Mineracao SA(h)
(9.50% PIK), 9.50%, 06/30/31(e)		42	42,587
(9.50% PIK), 9.50%, 06/30/31(b)		15	14,831
Vale Overseas Ltd., 6.40%, 06/28/54		55	56,445
Vallourec SACA, 7.50%, 04/15/32(b)		555	591,333
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(b)		200	209,375
Volcan Cia Minera SAA, 8.75%, 01/24/30(b)		67	69,499
			16,036,962
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.2%
Arbor Realty SR, Inc., 7.88%, 07/15/30		197	207,134
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		388	378,789
Starwood Property Trust, Inc.
7.25%, 04/01/29		226	237,310
6.00%, 04/15/30		115	116,748
6.50%, 07/01/30		292	302,028
6.50%, 10/15/30		323	333,648
			1,575,657
Security		Par (000)	Value
Multi-Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(b)	USD	169	$ 176,922
Oil, Gas & Consumable Fuels — 7.5%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		504	525,620
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.38%, 06/15/29		263	262,036
6.63%, 02/01/32		383	394,464
Apache Corp., 5.25%, 02/01/42(g)		800	692,576
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		214	258,544
6.63%, 07/15/33		232	235,866
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		296	306,932
7.25%, 07/15/32		238	250,296
Buckeye Partners LP
6.88%, 07/01/29(b)		27	27,982
6.75%, 02/01/30(b)		118	122,561
5.85%, 11/15/43		182	169,745
5.60%, 10/15/44		117	106,357
Caturus Energy LLC, 8.50%, 02/15/30(b)		1,225	1,275,432
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(e)	GBP	100	141,300
Chord Energy Corp., 6.75%, 03/15/33(b)	USD	149	150,965
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		939	975,801
Civitas Resources, Inc.(b)
8.38%, 07/01/28		300	310,965
8.75%, 07/01/31		252	258,177
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		124	118,908
CNX Resources Corp., 7.25%, 03/01/32(b)		154	159,764
Comstock Resources, Inc.(b)
6.75%, 03/01/29		616	614,208
5.88%, 01/15/30		844	812,819
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		1,938	1,919,985
Crescent Energy Finance LLC(b)
7.63%, 04/01/32(g)		540	536,270
7.38%, 01/15/33		596	580,304
8.38%, 01/15/34		519	525,850
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)		397	403,708
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		166	175,908
Ecopetrol SA, 8.88%, 01/13/33		100	108,485
eG Global Finance PLC, 12.00%, 11/30/28(b)		391	429,457
Enbridge, Inc.(a)
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78		1,865	1,883,976
Series 2020-A, (5-year CMT + 5.31%), 5.75%, 07/15/80		3,000	3,028,839
Energy Transfer LP
6.13%, 12/15/45		500	503,388
5.30%, 04/15/47		350	316,112
(5-year CMT + 4.02%), 8.00%, 05/15/54(a)		695	742,692
Series H, (5-year CMT + 5.69%), 6.50%(a)(j)		4,521	4,537,863
EQT Corp., 4.50%, 01/15/29		32	32,005
Excelerate Energy LP, 8.00%, 05/15/30(b)		256	272,504
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		227	228,599
7.88%, 05/15/32		400	417,182
8.00%, 05/15/33		215	224,879
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(b)	USD	170	$ 174,247
Greensaif Pipelines Bidco SARL, 6.10%, 08/23/42(b)		200	210,112
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		242	248,339
Harvest Midstream I LP, 7.50%, 05/15/32(b)		147	150,161
Hess Corp., 4.30%, 04/01/27(g)		750	752,477
Hess Midstream Operations LP(b)
6.50%, 06/01/29		365	376,437
4.25%, 02/15/30		151	146,355
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		188	188,464
5.75%, 02/01/29		206	202,930
6.00%, 04/15/30		28	27,517
6.25%, 04/15/32		21	20,146
8.38%, 11/01/33		444	466,323
6.88%, 05/15/34		844	811,463
7.25%, 02/15/35		189	184,707
Howard Midstream Energy Partners LLC(b)
7.38%, 07/15/32		152	157,780
6.63%, 01/15/34		417	425,163
Impulsora Pipeline LLC, 6.05%, 01/01/43		1,406	1,215,130
ITT Holdings LLC, 6.50%, 08/01/29(b)(g)		961	944,792
Kinetik Holdings LP, 6.63%, 12/15/28(b)		76	78,008
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		190	194,981
Matador Resources Co.(b)
6.88%, 04/15/28		332	338,819
6.50%, 04/15/32		399	402,818
MPLX LP, 1.75%, 03/01/26		235	232,536
Murphy Oil Corp., 5.88%, 12/01/42		35	30,603
Nabors Industries, Inc., 7.38%, 05/15/27(b)		161	163,432
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		801	821,280
8.38%, 02/15/32		1,030	1,055,385
Noble Finance II LLC, 8.00%, 04/15/30(b)		209	216,327
Northern Oil & Gas, Inc.(b)
8.13%, 03/01/28		991	1,004,992
10/15/33(d)		747	744,044
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		227	232,129
Parkland Corp., 6.63%, 08/15/32(b)		253	259,973
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		198	195,489
Permian Resources Operating LLC(b)
8.00%, 04/15/27		230	233,572
5.88%, 07/01/29		528	530,363
7.00%, 01/15/32		288	298,696
6.25%, 02/01/33		731	744,637
Petrobras Global Finance BV, 6.75%, 01/27/41		98	98,925
Petroleos Mexicanos
8.75%, 06/02/29		146	157,334
5.95%, 01/28/31		183	177,419
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)		60	64,044
Prairie Acquiror LP, 9.00%, 08/01/29(b)		253	263,400
Raizen Fuels Finance SA, 6.45%, 03/05/34(b)		200	194,000
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		66	65,465
Shell Finance U.S., Inc., 4.00%, 05/10/46		450	370,361
Sunoco LP(b)
5.63%, 03/15/31		169	167,753
6.25%, 07/01/33		346	352,173
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sunoco LP(b) (continued)
5.88%, 03/15/34	USD	171	$ 169,519
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		178	177,094
7.38%, 02/15/29		973	1,002,037
6.00%, 12/31/30		13	12,838
6.00%, 09/01/31		128	125,238
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		290	283,778
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		76	79,194
Transocean International Ltd.(b)
8.00%, 02/01/27(g)		554	553,230
8.25%, 05/15/29		201	198,159
8.75%, 02/15/30		150	157,826
8.50%, 05/15/31		311	304,790
10/15/32(d)		295	295,000
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		78	79,626
Valaris Ltd., 8.38%, 04/30/30(b)		560	581,193
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		2,480	2,733,022
7.00%, 01/15/30		978	1,012,000
8.38%, 06/01/31		2,724	2,860,119
9.88%, 02/01/32		1,460	1,589,536
Venture Global Plaquemines LNG LLC(b)
7.50%, 05/01/33		505	558,030
6.50%, 01/15/34		1,213	1,276,873
7.75%, 05/01/35		1,187	1,339,777
6.75%, 01/15/36		1,266	1,344,716
Vista Energy Argentina SAU, 8.50%, 06/10/33(b)		41	41,779
Vital Energy, Inc.
7.75%, 07/31/29(b)		140	138,643
9.75%, 10/15/30		326	340,363
7.88%, 04/15/32(b)(g)		671	651,365
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		337	340,496
			59,677,066
Passenger Airlines(b) — 0.2%
American Airlines, Inc., 8.50%, 05/15/29		429	447,513
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29		67	67,256
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31		382	387,452
OneSky Flight LLC, 8.88%, 12/15/29		318	334,394
United Airlines, Inc., 4.63%, 04/15/29(g)		357	351,534
			1,588,149
Personal Care Products — 0.1%
Opal Bidco SAS
5.50%, 03/31/32(e)	EUR	100	121,513
6.50%, 03/31/32(b)	USD	431	441,665
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		434	436,910
			1,000,088
Pharmaceuticals — 1.6%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)(g)		4,400	4,510,229
AbbVie, Inc., 5.35%, 03/15/44(g)		1,500	1,504,828
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)		239	247,177
Bausch Health Cos., Inc.(b)
4.88%, 06/01/28		80	71,600
11.00%, 09/30/28		1,585	1,648,430
Becton Dickinson & Co., 4.69%, 12/15/44		600	537,336
CVS Health Corp., 6.00%, 06/01/44(g)		1,110	1,126,109
Dolcetto Holdco SpA, 5.63%, 07/14/32(e)	EUR	100	120,369

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Grifols SA(e)
2.25%, 11/15/27	EUR	214	$ 247,038
7.13%, 05/01/30		100	123,672
Gruenenthal GmbH, 4.63%, 11/15/31(e)		100	119,871
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30(e)		100	122,390
Option Care Health, Inc., 4.38%, 10/31/29(b)	USD	314	302,827
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)		600	579,686
Rossini SARL, (3-mo. EURIBOR + 3.88%), 5.88%, 12/31/29(a)(e)	EUR	42	50,456
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	521	510,580
6.75%, 03/01/28		400	413,936
Viatris, Inc., 2.30%, 06/22/27		392	377,341
			12,613,875
Real Estate Management & Development — 0.3%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(h)	EUR	151	188,564
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(e)		100	120,108
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)	USD	275	278,350
Series AI, 7.00%, 04/15/30		348	352,177
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)		535	583,863
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		399	425,861
Fantasia Holdings Group Co. Ltd.(e)(f)(m)
11.75%, 04/17/22		430	4,838
12.25%, 10/18/22		200	4,125
11.88%, 06/01/23		200	3,000
9.25%, 07/28/23		400	6,000
Five Point Operating Co. LP, 8.00%, 10/01/30(b)		345	350,096
New Immo Holding SA, 3.25%, 07/23/27(e)	EUR	100	115,686
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(e)	USD	200	200,832
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(e)(h)	EUR	101	118,886
			2,752,386
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	USD	434	426,254
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc., 5.88%, 10/01/33(b)		104	105,059
Broadcom, Inc.(b)(g)
4.15%, 04/15/32		1,000	980,665
3.50%, 02/15/41		800	658,342
Kioxia Holdings Corp., 6.63%, 07/24/33		371	381,399
QUALCOMM, Inc.
5.40%, 05/20/33		400	425,024
4.30%, 05/20/47(g)		700	599,691
			3,150,180
Software — 3.9%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)(g)		5,803	5,755,520
Camelot Finance SA, 4.50%, 11/01/26(b)		105	104,640
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		1,572	1,643,983
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		238	209,739
Security		Par (000)	Value
Software (continued)
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)	USD	373	$ 321,173
Cloud Software Group, Inc.(b)(g)
6.50%, 03/31/29		2,535	2,557,866
9.00%, 09/30/29		5,813	6,029,281
8.25%, 06/30/32		3,662	3,884,479
CoreLogic, Inc., 4.50%, 05/01/28(b)		1,597	1,548,455
CoreWeave, Inc., 9.25%, 06/01/30(b)		389	401,757
Elastic NV, 4.13%, 07/15/29(b)		413	396,440
Electronic Arts, Inc., 2.95%, 02/15/51		236	204,667
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)		1,361	1,382,664
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(b)		200	193,431
7.88%, 05/01/29(e)	EUR	100	122,851
8.75%, 05/01/29(b)	USD	217	224,911
IPD 3 BV, 5.50%, 06/15/31(e)	EUR	100	119,228
Oracle Corp.
3.95%, 03/25/51	USD	250	185,877
6.13%, 08/03/65		600	602,321
Playtika Holding Corp., 4.25%, 03/15/29(b)		67	61,511
SS&C Technologies, Inc., 6.50%, 06/01/32(b)(g)		674	696,806
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 5.53%, 07/31/31(a)(e)	EUR	100	117,746
Twilio, Inc.
3.63%, 03/15/29	USD	206	196,300
3.88%, 03/15/31		209	196,517
UKG, Inc., 6.88%, 02/01/31(b)(g)		3,375	3,482,443
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		955	905,166
			31,545,772
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.00%, 08/01/30(b)		229	235,607
Afflelou SAS, 6.00%, 07/25/29(e)	EUR	100	122,466
Bubbles Bidco SpA, (3-mo. EURIBOR + 4.25%), 6.25%, 09/30/31(a)(e)		100	118,308
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.15%, 07/15/31(a)(e)		100	118,108
Staples, Inc., 10.75%, 09/01/29(b)	USD	243	240,271
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		117	111,324
			946,084
Technology Hardware, Storage & Peripherals(b) — 0.2%
Seagate Data Storage Technology Pte Ltd.
8.25%, 12/15/29		341	360,983
5.88%, 07/15/30		339	344,904
8.50%, 07/15/31		615	651,075
			1,356,962
Textiles, Apparel & Luxury Goods — 0.5%
Beach Acquisition Bidco LLC(b)
5.25%, 07/15/32	EUR	613	737,745
(10.00% PIK), 10.00%, 07/15/33(g)(h)	USD	2,346	2,530,541
Hanesbrands, Inc., 9.00%, 02/15/31(b)		20	21,168
Levi Strauss & Co.(b)
4.00%, 08/15/30	EUR	165	196,571
3.50%, 03/01/31	USD	21	19,497
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.78%, 07/01/29(a)(e)	EUR	100	118,071
			3,623,593
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Tobacco — 0.3%
Altria Group, Inc., 3.40%, 02/04/41(g)	USD	750	$ 581,330
BAT Capital Corp.
7.08%, 08/02/43		500	565,841
4.54%, 08/15/47(g)		715	599,556
Philip Morris International, Inc., 3.88%, 08/21/42(g)		900	747,169
			2,493,896
Transportation Infrastructure — 0.1%
Edge Finco PLC, 8.13%, 08/15/31(e)	GBP	100	143,400
FedEx Corp.
3.90%, 02/01/35	USD	500	455,585
4.40%, 01/15/47		500	405,194
Mobico Group PLC, 3.63%, 11/20/28(e)	GBP	100	113,566
			1,117,745
Wireless Telecommunication Services — 0.8%
Altice France SA(b)
5.50%, 01/15/28	USD	357	314,160
5.13%, 01/15/29		400	344,000
5.13%, 07/15/29		2,000	1,708,000
5.50%, 10/15/29		200	172,987
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32(b)		1,459	1,496,861
Telecom Argentina SA, 9.25%, 05/28/33(b)		35	33,871
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32(b)		200	209,000
VF Ukraine PAT via VFU Funding PLC, 9.63%, 02/11/27(e)		156	148,244
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(e)	GBP	200	256,166
4.25%, 01/31/31(b)	USD	800	741,733
4.75%, 07/15/31(b)		602	566,630
7.75%, 04/15/32(b)		252	264,761
WOM Mobile SA, (11.00% PIK), 11.00%, 04/01/31(b)(h)		10	9,802
Zegona Finance PLC, 6.75%, 07/15/29(e)	EUR	90	111,864
			6,378,079
Total Corporate Bonds — 75.3% (Cost: $591,801,795)			603,160,606
Fixed Rate Loan Interests
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27	USD	31	31,857
IT Services — 0.3%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		2,333	2,346,288
Software — 0.4%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		3,230	3,238,593
Total Fixed Rate Loan Interests — 0.7% (Cost: $5,592,605)			5,616,738
Security		Par (000)	Value
Floating Rate Loan Interests(a)
Advertising Agencies — 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.28%, 08/23/28	USD	865	$ 864,989
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, (3- mo. CME Term SOFR + 5.10%), 9.43%, 04/11/29		567	539,222
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.26%, 02/15/29		112	110,149
			1,514,360
Aerospace & Defense — 0.1%
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 02/26/32		5	4,836
2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.66%, 02/26/32		395	393,249
Signia Aerospace LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 12/11/31		191	191,250
TransDigm, Inc., 2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 08/19/32		581	580,256
			1,169,591
Automobile Components — 0.1%
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 01/28/32		472	471,577
Tenneco, Inc.
2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 4.85%), 9.05%, 11/17/28		39	38,343
2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.30%, 11/17/28		314	306,882
			816,802
Beverages — 0.0%
Sazerac Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.70%, 07/09/32		169	169,940
Building Products — 0.3%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 09/08/32		59	59,412
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.41%, 07/08/30		131	128,052
Foundation Building Materials, Inc.
2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.82%, 01/31/28		200	200,234
2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.31%, 01/29/31		650	651,214
2025 Term Loan, (Prime + 4.25%), 11.50%, 01/29/31		115	114,913
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 10/19/29		652	651,549
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.25%, 08/05/31		275	264,965
			2,070,339

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets — 0.1%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 07/30/31	USD	61	$ 60,893
Gryphon Acquire NewCo LLC, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.88%, 09/13/32		400	400,876
Osaic Holdings, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 07/30/32		356	356,265
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 10/16/31		182	182,160
			1,000,194
Chemicals — 0.3%
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.01%, 11/24/28		118	106,727
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 10/04/29		684	680,177
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.03%, 07/03/28		401	361,088
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.16%, 03/29/28		90	90,423
Olympus Water U.S. Holding Corp., 2025 USD Term Loan B, 07/23/32(n)		352	349,110
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, 04/08/31(n)		46	41,845
Qnity Electronics, Inc., Term Loan B, 08/12/32(n)		518	517,353
WR Grace Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.00%, 08/19/32		194	194,324
			2,341,047
Commercial Services & Supplies — 0.3%
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 08/12/32		201	199,550
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.35%), 7.51%, 08/20/32		662	664,414
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.95%, 02/23/29		454	423,948
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 2.00%, 3.75% PIK), 10.06%, 07/31/30(h)		168	152,476
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.37%, 12/17/28		169	37,248
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 01/30/31		578	575,883
			2,053,519
Communications Equipment — 0.0%
COMMSCOPE, 2024 Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 4.75%), 8.91%, 12/17/29		357	360,898
Security		Par (000)	Value
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.80%, 08/01/30	USD	1,119	$ 1,011,857
Consumer Discretionary — 0.1%
Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 01/31/31		367	366,196
Jupiter Buyer, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.25%, 11/01/31		91	92,107
			458,303
Consumer Staples Distribution & Retail — 0.1%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.70%, 08/30/32		1,094	1,096,275
Containers & Packaging — 0.1%
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.26%, 10/30/28		468	382,384
Diversified Telecommunication Services — 0.3%
Delta Topco, Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.43%, 11/29/30		78	77,536
Frontier Communications Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.65%, 07/01/31		99	98,341
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.63%, 04/16/29		265	263,070
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.63%, 04/15/30		136	134,960
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.16%, 06/01/28		82	83,630
Windstream Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 9.01%, 10/01/31(c)		156	155,610
Zayo Group Holdings, Inc., 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.61%, 03/11/30		1,396	1,353,023
			2,166,170
Electronic Equipment, Instruments & Components — 0.1%
Lsf12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 12/02/31		410	410,503
Pinnacle Buyer LLC(n)
Delayed Draw Term Loan, 09/10/32		31	31,118
Term Loan, 09/10/32		162	161,813
			603,434
Energy Equipment & Services — 0.0%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.66%, 07/31/31		102	101,453
Financial Services(n) — 0.1%
ION Platform Finance U.S., Inc., USD Term Loan, 09/30/32(c)		455	451,019
Orion U.S. Finco, Inc., 1st Lien Term Loan, 05/20/32		114	114,570
			565,589
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products — 0.0%
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 10/25/27	USD	18	$ 17,906
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.17%, 09/29/28		262	261,333
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 01/15/31		608	607,496
			868,829
Health Care Providers & Services — 0.2%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 05/19/31		440	439,181
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 05/19/31		201	199,988
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.60%), 10.60%, 01/28/28		338	241,615
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 09/27/30		757	756,379
			1,637,163
Hotels, Restaurants & Leisure — 0.1%
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 03/24/32		204	204,094
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 11/01/29		172	164,898
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27		25	23,558
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27		8	7,756
2022 Term Loan B, (1-mo. CME Term SOFR + 4.35%), 8.51%, 06/30/28		5	4,247
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(c)		71	67,087
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(c)		35	32,651
			504,291
Household Durables — 0.0%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 01/20/32		114	114,394
Springs Windows Fashions LLC, 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.66%, 12/19/29		52	51,779
			166,173
Insurance — 0.2%
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.94%, 02/15/31		293	291,211
Asurion LLC, 2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 09/19/30		285	283,631
Security		Par (000)	Value
Insurance (continued)
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 04/18/30	USD	42	$ 41,747
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.16%, 07/02/31		50	49,812
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 05/06/32		852	866,773
			1,533,174
Interactive Media & Services — 0.1%
MH Sub I LLC, 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.25%, 05/03/28		430	413,521
Internet Software & Services — 0.1%
Proofpoint, Inc., 2025 Fungible Term Loan, 08/31/28(n)		72	72,188
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.91%, 03/15/30		534	528,046
			600,234
IT Services — 0.2%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 09/29/31		44	43,983
Finastra USA, Inc.
2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 07/30/32		1,267	1,261,121
2025 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 7.00%), 11.04%, 09/15/33		219	217,467
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.25%, 06/27/31		149	149,041
			1,671,612
Leisure Products — 0.0%
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.70%, 07/22/30		292	291,526
Machinery — 0.1%
GrafTech Global Enterprises, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.16%, 12/21/29		123	125,072
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.75%, 02/15/29		1,050	1,052,310
			1,177,382
Media — 0.4%
Coral-U.S. Co-Borrower LLC, 2025 Term Loan B7, (3- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 01/31/32		276	273,049
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 8.75%, 04/15/27		534	516,208
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.65%, 01/18/28		548	543,955
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.81%, 02/17/31		1,191	1,162,489

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Gray Television, Inc.
2021 Term Loan D, (1-mo. CME Term SOFR + 3.11%), 7.39%, 12/01/28	USD	145	$ 145,238
2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.53%, 06/04/29		1	1,242
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.16%, 06/25/31		16	15,825
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61%, 1.50% PIK), 9.28%, 09/25/29(h)		736	593,036
			3,251,042
Oil, Gas & Consumable Fuels — 0.0%
Stakeholder Midstream LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/01/31		330	330,585
Personal Care Products — 0.0%
ACP Tara Holdings, Inc., 2025 Term Loan B, 09/17/32(c)(n)		132	132,000
Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 08/01/32		509	508,150
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.16%, 04/23/31		240	239,835
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.10%, 10/01/27		736	723,436
			1,471,421
Real Estate Management & Development — 0.0%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 06/02/28		202	201,493
Software — 0.6%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.50%, 02/23/32		201	205,327
Ascend Learning LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.16%, 12/11/28		47	46,819
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 02/15/29		973	970,399
Boxer Parent Co., Inc.
2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 9.95%, 07/30/32		339	329,678
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.20%, 07/30/31		546	544,845
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 07/06/29		94	80,917
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 03/21/31		723	725,414
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 08/13/32		200	200,655
Cloudera, Inc., 2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 10/08/29		329	299,915
Security		Par (000)	Value
Software (continued)
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 10/09/29	USD	58	$ 57,819
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.91%, 11/22/32		880	898,330
Mitchell International, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.41%, 06/17/31		232	231,509
RealPage, Inc., 2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.75%, 04/24/28		201	201,492
			4,793,119
Technology Hardware, Storage & Peripherals — 0.0%
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.83%, 05/25/29		205	116,621
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.57%, 05/25/29		24	13,932
			130,553
Textiles, Apparel & Luxury Goods — 0.0%
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.31%, 09/12/32		170	170,709
Wireless Telecommunication Services — 0.4%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 08/15/28(c)		429	414,081
Digicel International Finance Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.49%, 08/06/32		386	385,518
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 03/29/32		1,901	1,901,000
Windstream Services, LLC, 2025 Term Loan B, 09/24/32(c)(n)		319	315,810
			3,016,409
Total Floating Rate Loan Interests — 5.0% (Cost: $40,514,661)			40,261,297
Foreign Agency Obligations
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(b)		55	57,282
Benin — 0.0%
Benin Government International Bonds, 7.96%, 02/13/38(b)		200	204,282
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(e)		72	72,072
Chile — 0.0%
Chile Government International Bonds, 4.34%, 03/07/42(g)		200	177,000
Colombia — 0.0%
Colombia Government International Bonds, 8.00%, 04/20/33		200	218,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Dominican Republic — 0.1%
Dominican Republic International Bonds(b)
4.50%, 01/30/30	USD	200	$ 195,800
7.05%, 02/03/31		150	161,775
			357,575
Ecuador — 0.0%
Ecuador Government International Bonds, 6.90%, 07/31/30(b)(k)		15	12,902
Egypt — 0.1%
Egypt Government International Bonds
7.63%, 05/29/32(e)		200	196,900
7.50%, 02/16/61(b)		200	156,600
			353,500
Guatemala — 0.0%
Guatemala Government Bonds, 6.60%, 06/13/36(b)		200	211,800
Hungary — 0.1%
Hungary Government International Bonds
5.25%, 06/16/29(b)		200	204,150
Series 10Y, 5.38%, 09/12/33(e)	EUR	114	145,075
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(e)		121	153,514
			502,739
Ivory Coast — 0.0%
Ivory Coast Government International Bonds, 5.88%, 10/17/31(e)		102	119,080
Morocco — 0.0%
Morocco Government International Bonds, 5.95%, 03/08/28(b)	USD	200	207,375
Oman — 0.1%
Oman Government International Bonds, 6.75%, 01/17/48(e)		309	339,684
Panama — 0.0%
Panama Government International Bonds, 7.50%, 03/01/31		200	220,700
Peru — 0.0%
Peruvian Government International Bonds
2.78%, 01/23/31		117	107,903
1.86%, 12/01/32(g)		178	146,939
			254,842
Poland — 0.0%
Republic of Poland Government International Bonds
4.88%, 10/04/33(g)		138	139,464
5.50%, 04/04/53		71	68,555
			208,019
Romania — 0.1%
Romania Government International Bonds
2.12%, 07/16/31(e)	EUR	168	168,148
5.88%, 07/11/32(b)		40	48,077
6.25%, 09/10/34(b)		97	117,126
6.75%, 07/11/39(b)		33	39,503
			372,854
Saudi Arabia — 0.1%
Saudi Government International Bonds, 4.50%, 04/17/30(e)	USD	362	366,326
Security		Par (000)	Value
Serbia — 0.0%
Serbia International Bonds, 6.00%, 06/12/34(b)	USD	200	$ 208,300
South Africa — 0.1%
Republic of South Africa Government International Bonds
5.00%, 10/12/46		200	150,192
5.75%, 09/30/49		200	160,192
			310,384
Trinidad And Tobago — 0.0%
Trinidad & Tobago Government International Bonds, 6.40%, 06/26/34(b)		200	203,650
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds, 5.38%, 05/29/27(b)	EUR	100	120,843
Total Foreign Agency Obligations — 0.7% (Cost: $4,965,639)			5,099,209
Municipal Bonds
Arizona — 0.1%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	USD	700	732,993
California — 0.1%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.71%, 06/01/41		1,000	782,150
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		698	706,517
Massachusetts — 0.1%
Massachusetts Educational Financing Authority, Refunding RB, Series A, 6.35%, 07/01/49		680	711,353
New York — 0.1%
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		1,000	1,054,465
Texas — 0.1%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		850	854,448
Total Municipal Bonds — 0.6% (Cost: $4,713,250)			4,841,926
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 12.1%
A&D Mortgage Trust, Series 2024-NQM5, Class A1, 5.70%, 11/25/69(b)		1,352	1,360,348
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(b)		431	433,229
Ajax Mortgage Loan Trust, Class B, 0.00%, 12/25/57(a)(b)		1	265
Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1-mo. Term SOFR + 0.56%), 4.72%, 05/25/35(a)		967	852,895
Series 2006-40T1, Class 2A5, (1-mo. Term SOFR + 0.51%), 4.67%, 12/25/36(a)		2,249	459,918
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,304	524,617

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust (continued)
Series 2006-J7, Class 2A1, (1-mo. SOFR US + 1.61%), 2.75%, 11/20/46(a)	USD	2,286	$ 2,014,733
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,730	652,046
Series 2006-OA14, Class 3A1, (12-mo. MTA + 0.85%), 5.00%, 11/25/46(a)		3,578	3,261,248
Series 2006-OA16, Class A2, (1-mo. Term SOFR + 0.49%), 4.65%, 10/25/46(a)		2,330	2,180,962
Series 2006-OA18, Class A1, (1-mo. Term SOFR + 0.35%), 4.51%, 12/25/46(a)		1,187	1,068,384
Series 2006-OA6, Class 1A1A, (1-mo. Term SOFR + 0.53%), 4.69%, 07/25/46(a)		2,580	2,360,736
Series 2006-OA8, Class 1A1, (1-mo. Term SOFR + 0.49%), 4.65%, 07/25/46(a)		941	853,590
Series 2007-12T1, Class A22, 5.75%, 06/25/37		3,198	1,347,534
Series 2007-12T1, Class A5, 6.00%, 06/25/37		1,552	680,468
Series 2007-19, Class 1A1, 6.00%, 08/25/37		530	243,770
Series 2007-22, Class 2A16, 6.50%, 09/25/37		6,830	2,383,107
Series 2007-23CB, Class A1, 6.00%, 09/25/37		3,821	1,772,912
Series 2007-4CB, Class 1A3, (1-mo. Term SOFR + 0.46%), 4.62%, 04/25/37(a)		1,306	976,777
Series 2007-OA2, Class 1A1, (12-mo. MTA + 0.84%), 4.99%, 03/25/47(a)		1,262	1,092,974
Angel Oak Mortgage Trust(b)
Series 2024-10, Class A1, 5.35%, 10/25/69		1,544	1,551,315
Series 2025-7, Class A1, 5.51%, 06/25/70(a)		1,451	1,463,559
Bravo Residential Funding Trust(b)
Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)		390	365,699
Series 2023-NQM3, Class A1, 4.85%, 09/25/62		313	311,300
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		946	952,602
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(a)(b)		295	298,313
CHL Mortgage Pass-Through Trust
Series 2006-OA5, Class 3A1, (1-mo. Term SOFR + 0.51%), 4.67%, 04/25/46(a)		3,147	3,054,289
Series 2007-J2, Class 2A1, (1-mo. Term SOFR + 0.76%), 4.92%, 07/25/37(a)		2,592	644,880
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,431	469,810
CIM Trust(b)
Series 2023-I1, Class A1, 6.03%, 04/25/58		928	929,680
Series 2023-I2, Class A1, 6.64%, 12/25/67		866	871,594
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 4.59%, 11/25/36(a)		298	286,095
COLT Mortgage Loan Trust(b)
Series 2020-2, Class M1, 5.25%, 03/25/65(a)		2,550	2,550,577
Series 2020-3, Class M1, 3.36%, 04/27/65(a)		2,850	2,758,417
Series 2022-1, Class A1, 4.55%, 04/25/67(a)		1,106	1,102,236
Series 2022-9, Class A1, 6.79%, 12/25/67		214	213,462
Series 2023-2, Class A1, 6.60%, 07/25/68		830	836,621
Series 2024-6, Class A1, 5.39%, 11/25/69		1,106	1,112,402
Series 2024-7, Class A1, 5.54%, 12/26/69		1,312	1,322,115
Series 2024-INV4, Class A1, 5.61%, 05/25/69		1,142	1,152,345
Series 2025-6, Class A1, 5.53%, 08/25/70		1,782	1,797,851
CSMC(a)(b)
Series 2011-4R, Class 1A2, (1-mo. Term SOFR + 1.61%), 5.97%, 09/27/37		691	578,427
Series 2021-NQM2, Class M1, 2.28%, 02/25/66		1,500	1,160,480
CSMC Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67(a)(b)		2,245	2,244,301
Ellington Financial Mortgage Trust(a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		500	513,814
Series 2021-2, Class A1, 0.93%, 06/25/66		164	138,014
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(a)(b)	USD	1,883	$ 1,564,120
GCAT Trust(a)(b)
Series 2022-NQM3, Class A1, 4.35%, 04/25/67		824	821,507
Series 2024-INV4, Class A2, 5.50%, 12/25/54		886	889,838
Homes Trust(b)
Series 2024-NQM2, Class A1, 5.72%, 10/25/69		521	525,605
Series 2025-NQM3, Class A1, 5.63%, 02/25/70		1,239	1,249,871
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)		840	838,369
JP Morgan Mortgage Trust(a)(b)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63		417	411,891
Series 2023-DSC1, Class A1, 4.63%, 07/25/63		270	265,044
Series 2024-INV1, Class A3, 5.50%, 04/25/55		1,655	1,663,343
Series 2025-VIS3, Class A1, 5.06%, 02/25/66		2,000	1,999,989
MFA Trust(b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)		2,000	1,697,900
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		1,146	1,156,626
Mill City Mortgage Trust, Series 2023-NQM2, Class A1, 6.24%, 12/25/67(b)		1,281	1,283,056
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 3.85%, 05/26/37(b)		2,442	3,054,435
Morgan Stanley Residential Mortgage Loan Trust(a)(b)
4.25%, 02/25/65		4,000	3,904,912
Series 2024-NQM5, Class A1, 5.65%, 10/25/69		1,300	1,308,980
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(a)		6,400	1,136,070
OBX Trust(b)
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		407	406,483
Series 2023-NQM1, Class A1, 6.12%, 11/25/62(a)		337	336,247
Series 2023-NQM5, Class A1A, 6.57%, 06/25/63		982	989,596
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		944	951,697
Series 2024-NQM17, Class A1, 5.61%, 11/25/64(a)		1,074	1,083,065
PMT Loan Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/59(a)(b)		1,762	1,773,381
PRKCM Trust, Series 2023-AFC2, Class A1, 6.48%, 06/25/58(b)		849	851,865
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/54(a)(b)		1,397	1,404,078
Radian Mortgage Capital Trust, Series 2024-J2, Class A4, 5.50%, 03/25/55(a)(b)		635	635,091
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1-mo. Term SOFR + 0.71%), 4.87%, 08/25/36(a)		6,300	1,191,521
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(a)(b)		879	883,395
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(b)		565	564,844
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)		573	568,404
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		1,750	1,561,528
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		1,057	953,266
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, 06/25/57(a)(b)		14	13,706
Verus Securitization Trust(b)
Series 2022-3, Class A1, 4.13%, 02/25/67		380	365,488
Series 2022-INV2, Class A1, 6.79%, 10/25/67		349	347,368
Series 2023-1, Class A1, 5.85%, 12/25/67		221	221,274
Series 2023-5, Class A1, 6.48%, 06/25/68		705	709,354
Series 2024-8, Class A1, 5.36%, 10/25/69(a)		1,528	1,536,126
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Verus Securitization Trust(b) (continued)
Series 2024-R1, Class A1, 5.22%, 09/25/69(a)	USD	1,508	$ 1,509,042
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58(b)		1,196	1,206,270
			97,035,356
Commercial Mortgage-Backed Securities — 3.4%
Bank, Series 2025-5YR17, Class B, 11/15/58(a)(d)		409	421,725
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1-mo. Term SOFR + 0.52%), 4.68%, 07/25/37(a)(b)		951	882,856
BBCMS Mortgage Trust, Series 2025-C35, Class C, 6.32%, 07/15/58(a)		643	653,144
BFLD Commercial Mortgage Trust(a)(b)
Series 2024-UNIV, Class D, (1-mo. Term SOFR + 2.69%), 6.84%, 11/15/41		630	632,363
Series 2025-5MW, Class D, 6.37%, 10/10/42		968	966,765
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1-mo. Term SOFR + 1.85%), 6.00%, 08/15/42(a)(b)		435	436,226
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1-mo. Term SOFR + 2.59%), 6.74%, 03/15/41(a)(b)		379	379,057
BMO Mortgage Trust, Series 2025-C13, Class A5, 10/15/58(d)		1,972	2,037,738
BPR Commercial Mortgage Trust, Series 2024-PARK, Class D, 7.23%, 11/05/39(a)(b)		200	206,353
BSTN Commercial Mortgage Trust, 04/13/41(a)(b)(d)		265	265,000
BX Commercial Mortgage Trust(a)(b)
Series 2021-CIP, Class A, (1-mo. Term SOFR + 1.04%), 5.19%, 12/15/38		528	527,457
Series 2021-SOAR, Class A, (1-mo. Term SOFR + 0.78%), 4.94%, 06/15/38		1,447	1,445,713
Series 2022-LP2, Class A, (1-mo. Term SOFR + 1.01%), 5.16%, 02/15/39		606	605,480
Series 2024-MF, Class C, (1-mo. Term SOFR + 1.94%), 6.09%, 02/15/39		451	452,429
BX Trust(a)(b)
10/15/27(d)		418	418,000
Series 2021-LBA, Class AJV, (1-mo. Term SOFR + 0.91%), 5.07%, 02/15/36		1,650	1,649,484
Series 2023-DELC, Class A, (1-mo. Term SOFR + 2.69%), 6.84%, 05/15/38		140	140,873
Series 2024-BIO, Class C, (1-mo. Term SOFR + 2.64%), 6.79%, 02/15/41		240	239,175
Series 2024-CNYN, Class C, (1-mo. Term SOFR + 1.94%), 6.09%, 04/15/41		615	615,907
Series 2024-PAT, Class B, (1-mo. Term SOFR + 3.04%), 7.19%, 03/15/41		170	170,000
Century Plaza Towers, Series 2019-CPT, Class C, 3.10%, 11/13/39(a)(b)		250	220,651
CONE Trust, Series 2024-DFW1, Class D, (1-mo. Term SOFR + 3.04%), 7.19%, 08/15/41(a)(b)		660	659,416
CSMC, Series 2021-BHAR, Class C, (1-mo. Term SOFR + 2.11%), 6.27%, 11/15/38(a)(b)		270	266,878
DC Trust(a)(b)
Series 2024-HLTN, Class C, 7.29%, 04/13/40		220	219,969
Series 2025-LXP, Class B, (1-mo. Term SOFR + 1.84%), 5.99%, 08/15/37		188	188,059
Series 2025-LXP, Class C, (1-mo. Term SOFR + 2.24%), 6.39%, 08/15/37		202	202,189
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Extended Stay America Trust(a)(b)
Series 2021-ESH, Class D, (1-mo. Term SOFR + 2.36%), 6.51%, 07/15/38	USD	1,206	$ 1,205,885
Series 2021-ESH, Class F, (1-mo. Term SOFR + 3.81%), 7.96%, 07/15/38		765	764,851
Series 2025-ESH, Class B, 10/15/42(d)		1,750	1,750,000
GS Mortgage Securities Corp. Trust(a)(b)
(1-mo. Term SOFR + 3.45%), 7.59%, 11/25/41		500	499,948
Series 2023-FUN, Class B, (1-mo. Term SOFR + 2.79%), 6.94%, 03/15/28		550	552,750
Series 2023-SHIP, Class E, 7.68%, 09/10/38		275	276,975
Series 2025-800D, Class A, (1-mo. Term SOFR + 2.65%), 6.79%, 11/25/41		120	120,170
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class B, 2.95%, 09/06/38(a)(b)		275	269,928
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1-mo. Term SOFR + 2.39%), 6.54%, 06/15/39(a)(b)		800	801,500
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39(b)		790	803,304
MF1 Trust, Series 2021-W10, Class A, (1-mo. Term SOFR + 1.07%), 5.22%, 12/15/34(a)(b)		520	519,814
MIC Trust, Series 2023-MIC, Class B, 9.86%, 12/05/38(a)(b)		233	252,462
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1-mo. Term SOFR + 1.40%), 5.56%, 03/15/39(a)(b)		409	408,872
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class B, 10/15/40(a)(b)(d)		234	233,415
SELF Commercial Mortgage Trust, Series 2024-STRG, Class D, (1-mo. Term SOFR + 2.94%), 7.09%, 11/15/34(a)(b)		270	269,409
VEGAS, Series 2024-GCS, Class D, 6.42%, 07/10/36(a)(b)		650	643,001
VRTX Trust, Series 2025-HQ, Class B, 5.67%, 08/05/42(a)(b)		620	626,151
VTR Commercial Mortgage Trust, Series 2025-STEM, Class D, 10/13/41(a)(b)(d)		381	381,426
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%, 12/15/59		1,600	1,582,004
Series 2024-BPRC, Class D, 7.08%, 07/15/43(b)		250	251,824
			27,116,596
Total Non-Agency Mortgage-Backed Securities — 15.5% (Cost: $139,433,323)			124,151,952
Preferred Securities
Capital Trusts — 6.7%(a)
Banks — 3.5%
Bank of America Corp., 6.63%(j)		3,635	3,782,178
Bank of Montreal, 7.70%, 05/26/84(g)		3,000	3,179,127
Barclays PLC(j)
4.38%		2,835	2,719,705
8.00%		200	211,709
9.63%		1,105	1,254,464
Citigroup, Inc., Series BB, 7.20%(j)		2,500	2,580,377
Credit Agricole SA, 6.70%(b)(j)		3,000	3,011,730
HSBC Holdings PLC(j)
4.70%		465	438,678
6.00%(g)		230	230,893

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
Series II, 6.73%(j)	USD	4,000	$ 4,013,044
Series U, 5.51%, 01/15/87		358	332,932
Lloyds Banking Group PLC, 6.75%(j)		515	520,433
NatWest Group PLC, 8.13%(j)		595	669,824
Nordea Bank Abp, 3.75%(b)(j)		560	519,399
PNC Financial Services Group, Inc., Series W, 6.25%(g)(j)		4,156	4,264,476
			27,728,969
Capital Markets — 0.1%
State Street Corp., 5.30%, 06/01/77		624	564,655
Diversified Telecommunication Services(e) — 0.1%
British Telecommunications PLC, 8.38%, 12/20/83	GBP	100	144,310
Telefonica Europe BV, 6.14%(j)	EUR	100	126,653
			270,963
Electric Utilities — 0.8%
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(g)	USD	4,500	4,523,743
PG&E Corp., 7.38%, 03/15/55		1,424	1,462,947
			5,986,690
Financial Services(j) — 1.7%
Bank of New York Mellon Corp., Series I, 3.75%		2,845	2,788,181
Goldman Sachs Group, Inc., Series W, 7.50%		2,500	2,653,275
NatWest Group PLC, 6.00%		1,185	1,186,372
UBS Group AG(b)
Series NC10, 9.25%		5,460	6,502,134
Series NC5, 9.25%		616	678,532
			13,808,494
Health Care Equipment & Supplies — 0.4%
CVS Health Corp.
6.75%, 12/10/54		635	655,469
7.00%, 03/10/55		2,605	2,734,581
			3,390,050
Independent Power and Renewable Electricity Producers(b)(j) — 0.1%
NRG Energy, Inc., 10.25%		625	681,479
Vistra Corp., 7.00%		267	271,077
			952,556
Real Estate Management & Development — 0.0%
Heimstaden Bostad AB, 2.63%(e)(j)	EUR	100	112,989
Utilities — 0.0%
Electricite de France SA, 3.00%(e)(j)		200	230,781
			53,046,147

Shares
Preferred Stocks — 0.3%(f)
Capital Markets — 0.3%
Morgan Stanley, Series F(j)	100,000	2,515,000
Security	Shares	Value
IT Services(c) — 0.0%
Veritas Kapital Assurance PLC
Series G	842	$ 19,155
Series G-1	582	13,241
		32,396
		2,547,396
Total Preferred Securities — 7.0% (Cost: $54,408,795)		55,593,543

		Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.6%
Fannie Mae REMICS
Series 2025-74, Class AT, 5.00%, 09/25/55	USD	3,482	3,452,998
Series 5209, Class EQ, 3.00%, 04/25/52		1,340	1,014,624
Ginnie Mae, Series 2017-136, Class GB, 3.00%, 03/20/47		443	424,675
			4,892,297
Interest Only Collateralized Mortgage Obligations — 0.4%
Fannie Mae REMICS, Series 5112, Class KI, 3.50%, 06/25/51		4,657	870,967
Ginnie Mae
Series 2019-151, Class IA, 3.50%, 12/20/49		8,780	1,631,947
Series 2021-175, Class IE, 4.00%, 09/20/47		4,219	879,270
			3,382,184
Mortgage-Backed Securities — 11.6%
Freddie Mac Mortgage-Backed Securities(g)
2.50%, 09/01/32		1,854	1,782,607
4.00%, 05/01/39		2,745	2,700,617
Ginnie Mae Mortgage-Backed Securities(g)
5.50%, 07/20/55		261	265,305
6.00%, 07/20/55		170	176,762
Uniform Mortgage-Backed Securities
2.00%, 08/01/31 - 09/01/35(g)		7,352	6,834,502
2.50%, 12/01/31(g)		522	503,405
1.50%, 01/01/36 - 06/01/36(g)		5,878	5,287,743
3.50%, 09/01/42 - 06/01/49(g)		15,990	15,035,035
4.50%, 06/01/44 - 05/01/53(g)		9,861	9,729,547
5.00%, 11/01/44 - 11/01/45(g)		11,441	11,594,076
4.00%, 05/01/52(g)		24,514	23,549,034
6.50%, 01/01/54(g)		4,101	4,284,676
5.50%, 08/01/54		4,981	5,039,365
6.00%, 10/15/54(o)		6,000	6,129,526
			92,912,200
Total U.S. Government Sponsored Agency Securities — 12.6% (Cost: $99,573,451)			101,186,681
Total Long-Term Investments — 126.9% (Cost: $1,023,795,811)			1,016,232,527

Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(p)(q)	6,698,506	$ 6,698,506
Total Short-Term Securities — 0.8% (Cost: $6,698,506)		6,698,506
Total Investments — 127.7% (Cost: $1,030,494,317)		1,022,931,033
Liabilities in Excess of Other Assets — (27.7)%		(222,059,912)
Net Assets — 100.0%		$ 800,871,121

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	When-issued security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Non-income producing security.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Convertible security.
(j)	Perpetual security with no stated maturity date.
(k)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)	Zero-coupon bond.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Represents or includes a TBA transaction.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 5,197,114	$ 1,501,392 (a)	$ —	$ —	$ —	$ 6,698,506	6,698,506	$ 194,460	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	4.07%(b)	07/01/25	Open	$ 136,139	$ 137,642	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.07 (b)	07/01/25	Open	228,401	230,923	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.10 (b)	07/01/25	Open	167,873	169,784	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.20 (b)	07/01/25	Open	1,167,650	1,180,929	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	130,730	132,227	Corporate Bonds	Open/Demand
BNP Paribas SA	4.14 (b)	07/21/25	Open	630,190	635,723	Corporate Bonds	Open/Demand
BNP Paribas SA	4.14 (b)	07/21/25	Open	906,840	914,802	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.10 (b)	08/07/25	Open	242,688	244,300	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.75 (b)	08/13/25	Open	732,139	736,125	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	0.50 (b)	08/19/25	Open	176,050	176,208	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	0.75 (b)	08/19/25	Open	187,425	187,649	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	(0.25)(b)	08/26/25	Open	110,500	110,499	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.50 (b)	08/26/25	Open	499,056	500,928	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	2.25 (b)	08/27/25	Open	906,475	908,678	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.25 (b)	09/04/25	Open	300,000	300,788	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.75 (b)	09/09/25	Open	418,600	419,623	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Bank of Montreal	4.33%	09/12/25	10/14/25	$ 9,694,429	$ 9,713,086	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	6,253,160	6,265,166	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	2,526,075	2,530,925	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	96,350	96,535	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	4,301,286	4,309,545	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	2,312,693	2,317,133	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	477,650	478,567	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	1,697,062	1,700,320	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	5,285,789	5,295,937	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	4,131,370	4,139,302	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	4,829,326	4,838,599	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	5,695,373	5,706,308	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	5,036,730	5,046,400	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	302,759	303,341	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	1,546,979	1,549,949	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	22,556,385	22,599,693	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	1,300,520	1,303,017	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	169,021	169,345	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	159,861	160,168	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Bank PLC	4.24 (b)	09/18/25	Open	720,312	721,480	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/18/25	Open	2,955,000	2,959,802	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/18/25	Open	3,052,500	3,057,460	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/18/25	Open	2,123,437	2,126,888	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/18/25	Open	2,184,560	2,188,110	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/18/25	Open	1,551,150	1,553,671	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/18/25	Open	1,191,062	1,192,998	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/18/25	Open	631,000	632,025	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/18/25	Open	668,000	669,086	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/18/25	Open	718,875	720,043	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/18/25	Open	1,097,512	1,099,296	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/18/25	Open	843,750	845,121	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/18/25	Open	952,500	954,048	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/18/25	Open	879,444	880,873	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/18/25	Open	3,261,094	3,266,570	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/18/25	Open	4,136,562	4,143,508	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.05	09/19/25	10/02/25	658,735	659,624	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.15	09/19/25	10/02/25	187,188	187,446	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.20	09/19/25	10/02/25	596,600	597,435	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	4.20	09/19/25	10/31/25	471,800	472,461	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.15	09/19/25	10/31/25	132,914	133,097	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	4.20	09/19/25	10/31/25	217,573	217,878	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.20	09/19/25	10/31/25	148,395	148,603	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.20	09/19/25	10/31/25	1,758,140	1,760,601	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	3.25%	09/19/25	10/31/25	$ 1,414,220	$ 1,415,752	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.70	09/19/25	10/31/25	88,298	88,406	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.90	09/19/25	10/31/25	1,244,995	1,246,614	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.90	09/19/25	10/31/25	788,326	789,351	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.95	09/19/25	10/31/25	966,107	967,380	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.95	09/19/25	10/31/25	231,800	232,105	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.00	09/19/25	10/31/25	411,618	412,166	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.05	09/19/25	10/31/25	3,143,230	3,147,473	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.10	09/19/25	10/31/25	704,975	705,938	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.10	09/19/25	10/31/25	921,157	922,416	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.10	09/19/25	10/31/25	245,630	245,966	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.10	09/19/25	10/31/25	1,272,180	1,273,919	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	307,090	307,515	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	688,975	689,928	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	1,087,414	1,088,919	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	164,378	164,605	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	425,250	425,838	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	414,269	414,842	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	463,024	463,664	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	102,503	102,644	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	451,913	452,538	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	464,145	464,795	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	358,440	358,942	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	386,719	387,260	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	492,083	492,771	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	2,185,772	2,188,833	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	689,367	690,333	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	3,580,500	3,585,513	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	797,600	798,716	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	3,060,000	3,064,284	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	882,812	884,048	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	1,152,742	1,154,356	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	754,459	755,515	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	1,372,312	1,374,234	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	09/19/25	10/31/25	1,430,625	1,432,652	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	09/19/25	10/31/25	1,291,875	1,293,705	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.27	09/19/25	10/31/25	4,381,875	4,388,112	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.27	09/19/25	10/31/25	3,026,250	3,030,557	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	384,750	385,308	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	4.25 (b)	09/19/25	Open	729,375	730,408	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/19/25	Open	582,750	583,576	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/19/25	Open	801,562	802,698	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/19/25	Open	608,438	609,299	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/19/25	Open	555,938	556,725	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/19/25	Open	575,060	575,875	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/19/25	Open	563,500	564,298	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	09/22/25	Open	3,805,000	3,809,147	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.75 (b)	09/23/25	Open	131,250	131,346	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	09/24/25	Open	3,175,562	3,178,255	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.25 (b)	09/25/25	Open	702,229	702,726	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.35 (b)	09/25/25	Open	969,615	970,318	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.35 (b)	09/25/25	Open	1,697,889	1,699,120	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/26/25	Open	1,957,500	1,958,696	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.10	09/30/25	10/31/25	339,750	339,789	Corporate Bonds	Up to 30 Days
U.S. Bancorp Investments, Inc.	4.36 (b)	09/30/25	Open	3,319,462	3,319,463	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	09/30/25	Open	3,570,450	3,570,450	Corporate Bonds	Open/Demand
				$ 182,766,685	$ 183,088,390

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	2,935	12/31/25	$ 611,558	$ (97,441)
Short Contracts
10-Year U.S. Treasury Note	619	12/19/25	69,638	(427,135)
10-Year U.S. Ultra Long Treasury Note	200	12/19/25	23,016	(325,334)
U.S. Long Bond	414	12/19/25	48,283	(1,180,983)
Ultra U.S. Treasury Bond	41	12/19/25	4,928	(153,218)
5-Year U.S. Treasury Note	876	12/31/25	95,635	(245,207)
				(2,331,877)
				$ (2,429,318)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	126,990	EUR	107,012	Bank of America N.A.	10/16/25	$ 1,246
USD	40,346	EUR	34,225	Deutsche Bank AG	10/16/25	130
USD	117,607	EUR	100,000	Deutsche Bank AG	10/16/25	101
USD	141,755	EUR	120,545	Deutsche Bank AG	10/16/25	108
USD	141,888	EUR	120,658	Deutsche Bank AG	10/16/25	108
USD	383,988	EUR	326,468	Deutsche Bank AG	10/16/25	371
USD	95,627	EUR	81,000	Deutsche Bank AG	12/17/25	112
USD	486,711	EUR	412,000	Deutsche Bank AG	12/17/25	881
USD	16,880,159	EUR	14,275,000	Morgan Stanley & Co. International PLC	12/17/25	47,096
USD	2,004,396	GBP	1,478,000	Morgan Stanley & Co. International PLC	12/17/25	16,434
						66,587
EUR	2,531	USD	2,977	Morgan Stanley & Co. International PLC	10/16/25	(3)
USD	121,831	EUR	104,000	Deutsche Bank AG	12/17/25	(806)
USD	235,081	EUR	200,000	Deutsche Bank AG	12/17/25	(759)
USD	241,231	EUR	205,000	State Street Bank and Trust Co.	12/17/25	(505)
						(2,073)
						$ 64,514
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	USD	6,675	$ (524,672)	$ (511,000)	$ (13,672)
CDX.NA.IG.45.V1	1.00	Quarterly	12/20/30	USD	14,075	(323,999)	(322,355)	(1,644)
						$ (848,671)	$ (833,355)	$ (15,316)
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD	10,087	$ 1,240,651	$ 617,550	$ 623,101
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	20	$ 247	$ 366	$ (119)
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	38	3,142	3,330	(188)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC	EUR	9	594	(859)	1,453
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	5	357	(490)	847
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	15	1,004	(1,376)	2,380
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC	EUR	4	291	(409)	700
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC	EUR	9	610	(901)	1,511
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC	EUR	7	442	(633)	1,075
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB-	EUR	27	3,420	2,714	706
Faurecia SE	5.00	Quarterly	Bank of America N.A.	12/20/29	BB-	EUR	15	1,888	912	976
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	45	7,384	5,766	1,618
Zegona Finance PLC	5.00	Quarterly	BNP Paribas SA	06/20/30	BB	EUR	10	1,814	1,676	138
Zegona Finance PLC	5.00	Quarterly	Deutsche Bank AG	06/20/30	BB	EUR	10	1,830	1,333	497
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	4,035	(496,261)	(172,966)	(323,295)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	2,017	(248,130)	(86,383)	(161,747)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	4,035	(496,261)	(85,484)	(410,777)
								$ (1,217,629)	$ (333,404)	$ (884,225)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 74,231,075	$ 2,075,368	$ 76,306,443
Common Stocks	—	2,977	11,155	14,132
Corporate Bonds	—	601,889,566	1,271,040	603,160,606
Fixed Rate Loan Interests	—	5,616,738	—	5,616,738
Floating Rate Loan Interests	—	38,693,039	1,568,258	40,261,297
Foreign Agency Obligations	—	5,099,209	—	5,099,209
Municipal Bonds	—	4,841,926	—	4,841,926
Non-Agency Mortgage-Backed Securities	—	124,151,952	—	124,151,952

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Preferred Securities
Capital Trusts	$ —	$ 53,046,147	$ —	$ 53,046,147
Preferred Stocks	2,515,000	—	32,396	2,547,396
U.S. Government Sponsored Agency Securities	—	101,186,681	—	101,186,681
Short-Term Securities
Money Market Funds	6,698,506	—	—	6,698,506
Unfunded Floating Rate Loan Interests(a)	—	1,317	—	1,317
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(103)	—	(103)
	$9,213,506	$1,008,760,524	$4,958,217	$1,022,932,247
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 635,002	$ —	$ 635,002
Foreign Currency Exchange Contracts	—	66,587	—	66,587
Liabilities
Credit Contracts	—	(911,442)	—	(911,442)
Foreign Currency Exchange Contracts	—	(2,073)	—	(2,073)
Interest Rate Contracts	(2,429,318)	—	—	(2,429,318)
	$(2,429,318)	$(211,926)	$—	$(2,641,244)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $183,088,390 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2024	$ 1,482,655	$ — (a)	$ 1,229,479	$ 3,767,963	$ 1,456,688	$ 28,400	$ 7,965,185
Transfers into Level 3	—	—	1,011,600	—	125,228	—	1,136,828
Transfers out of Level 3	—	—	(1,229,479)	(2,368,044)	(302,859)	—	(3,900,382)
Accrued discounts/premiums	—	—	40,019	1,144	4,782	—	45,945
Net realized gain (loss)	(23,315)	—	—	10,264	(32,995)	—	(46,046)
Net change in unrealized appreciation (depreciation)(b)	197,728	(2,910)	41,421	13,337	(6,811)	3,996	246,761
Purchases	1,000,000	14,065	178,000	152,190	1,376,881	—	2,721,136
Sales	(581,700)	—	—	(1,576,854)	(1,052,656)	—	(3,211,210)
Closing balance, as of September 30, 2025	$ 2,075,368	$ 11,155	$ 1,271,040	$ —	$ 1,568,258	$ 32,396	$ 4,958,217
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(b)	$ 36,075	$ (2,910)	$ 41,421	$ —	$ 6,198	$ 3,996	$ 84,779

(a)	Rounds to less than $1.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Multi-Sector Income Trust (BIT)

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ARB	Airport Revenue Bonds
BAB	Build America Bond
BMO	BMO Capital Markets
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
MTA	Month Treasury Average
MTN	Medium-Term Note
PIK	Payment-in-Kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced